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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Paul B. Goucher, Esq

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

COLUMBIA ACORN® FUND

STATEMENT OF INVESTMENTS (UNAUDITED), SEPTEMBER 30, 2015

Number of Shares		Value
Equities: 95.5%
Information 28.2%
	> Business Software 6.1%
1,307,860	Ansys (a)	$115,274,780
	Simulation Software for Engineers & Designers
531,160	Ultimate Software (a)	95,082,951
	Human Capital Management Systems
4,174,029	Cadence Design Systems (a)	86,318,920
	Electronic Design Automation Software
1,228,326	Verint Systems (a)	53,002,267
	Contact Center & Security Software
738,167	SPS Commerce (a)	50,114,158
	Supply Chain Management Software Delivered via the Web
1,364,000	Cvent (a)	45,912,240
	Software for Corporate Event Planners & Marketing Platform for Hotels
505,397	NetSuite (a)	42,402,808
	Enterprise Software Delivered via the Web
1,134,283	Textura (a)(b)	29,309,873
	Construction Vendor Management Software
550,000	DemandWare (a)	28,424,000
	E-Commerce Website Platform for Retailers & Apparel Manufacturers
2,190,721	inContact (a)(b)	16,452,315
	Call Center Systems Delivered via the Web & Telco Services
		562,294,312
	> Instrumentation 3.2%
500,314	Mettler-Toledo International (a)	142,459,408
	Laboratory Equipment
1,051,460	IPG Photonics (a)	79,879,416
	Fiber Lasers
1,440,913	FLIR Systems	40,331,155
	Infrared Cameras
1,765,318	Trimble Navigation (a)	28,986,522
	GPS-based Instruments
		291,656,501
	> Business Information & Marketing Services 2.7%
7,500,000	Bankrate (a)(c)	77,625,000
	Internet Advertising for the Insurance, Credit Card & Banking Markets
1,019,873	Verisk Analytics (a)	75,378,813
	Risk & Decision Analytics
3,041,462	Navigant Consulting (a)(c)	48,389,660
	Financial Consulting Firm
1,780,644	RPX (a)	24,430,436
	Patent Aggregation & Defensive Patent Consulting
223,000	Dun & Bradstreet	23,415,000
	Commercial Data Provider
		249,238,909
	> Computer Hardware & Related Equipment 2.6%
3,102,522	Amphenol	158,104,521
	Electronic Connectors
430,258	Zebra Technologies (a)	32,936,250
	Bar Code Printers & Mobile Computers
978,966	VeriFone Holdings (a)	27,146,727
	Point of Sale Systems
466,375	Rogers (a)	24,801,823
	Printed Circuit Materials & High Performance Foams
		242,989,321
	> Computer Services 2.6%
2,021,597	WNS - ADR (a)	56,503,636
	Offshore Business Process Outsourcing Services
1,078,328	Virtusa (a)	55,329,010
	Offshore IT Outsourcing
1,256,334	ExlService Holdings (a)	46,396,414
	Business Process Outsourcing
1,714,083	Genpact (a)	40,469,500
	Business Process Outsourcing
2,588,645	Hackett Group (c)	35,593,869
	IT Integration & Best Practice Research
		234,292,429
	> Mobile Communications 2.4%
557,169	SBA Communications (a)	58,357,881
	Communications Towers
34,500,000	Globalstar (a)	54,165,000
	Satellite Mobile Voice & Data Carrier
655,865	Crown Castle International	51,728,072
	Communications Towers
2,138,621	Gogo (a)(b)	32,678,129
	Provider of Wi-Fi on Airplanes
1,767,570	Global Eagle Entertainment (a)(b)	20,291,704
	Provider of Entertainment & Wi-Fi on Airplanes
		217,220,786
	> Internet Related 1.7%
14,475,223	Vonage (a)(c)	85,114,311
	Business & Consumer Internet Telephony
706,197	Verisign (a)(b)	49,829,260
	Internet Domain Registry for .com/.net (Approximately 50% of World Domains)
2,768,000	RetailMeNot (a)(c)	22,808,320
	Digital Coupon Marketplace
		157,751,891
	> Telecommunications Equipment 1.2%
450,102	F5 Networks (a)	52,121,812
	Internet Traffic Management Equipment
1,896,961	Infinera (a)	37,104,557
	Optical Networking Equipment
1,255,089	CalAmp (a)	20,194,382
	Machine-to-machine Communications
		109,420,751
	> Financial Processors 1.0%
446,868	Global Payments	51,269,166
	Credit Card Processor
1,138,000	CoreLogic (a)	42,367,740
	Data Processing Services for Real Estate, Insurance, & Mortgages
		93,636,906

Number of Shares		Value
	> Telephone & Data Services 1.0%
1,838,844	GTT Communications (a)(c)	$42,771,511
	Provider of High Capacity Data Transit
2,727,319	Boingo Wireless (a)(c)	22,582,201
	Wi-Fi & Cellular Communications Networks
867,000	Zayo Group Holdings (a)	21,987,120
	Fiber Optic Data Communications
3,775,680	Towerstream (a)(b)(c)	4,039,978
	High Speed Wireless, Rooftop Antenna Space & Wi-Fi Offload
		91,380,810
	> Semiconductors & Related Equipment 0.9%
3,736,317	Atmel	30,152,078
	Microcontrollers, Radio Frequency & Memory Semiconductors
300,258	Littelfuse	27,368,517
	Little Fuses
378,172	Monolithic Power Systems	19,362,406
	High Performance Analog & Mixed Signal Integrated Circuits
2,024,886	Rubicon Technology (a)(b)(c)	2,085,633
	Producer of Sapphire for the Lighting, Electronics & Automotive Industries
		78,968,634
	> Contract Manufacturing 0.8%
3,572,799	Sanmina (a)	76,350,715
	Electronic Manufacturing Services

	> Cable TV 0.8%
951,000	Starz (a)	35,510,340
	Premium CATV Channel Network
623,626	Liberty Global Series A (a)	26,778,500
230,253	Liberty Global Series C (a)	9,444,978
	Cable TV Franchises Outside of the United States
		71,733,818
	> Electronics Distribution 0.5%
1,092,454	Avnet	46,625,937
	Electronic Components Distribution

	> Advertising 0.4%
628,184	Lamar Advertising	32,778,641
	Outdoor Advertising

	> Entertainment Programming 0.3%
860,159	IMAX (Canada) (a)	29,064,773
	IMAX Movies, Theater Equipment & Theater Joint Ventures
Information: Total		2,585,405,134

Industrial Goods & Services 22.6%
	> Machinery 13.1%
7,758,932	Donaldson (c)	217,870,810
	Industrial Air Filtration
3,759,949	Ametek	196,720,532
	Aerospace/Industrial Instruments
2,096,519	Nordson	131,954,906
	Dispensing Systems for Adhesives & Coatings
2,863,648	HEICO (c)	130,038,256
	FAA-approved Aircraft Replacement Parts
1,148,893	Toro	81,042,912
	Turf Maintenance Equipment
2,563,598	Generac (a)	77,138,664
	Standby Power Generators
1,296,026	Moog (a)	70,076,126
	Motion Control Products for Aerospace, Defense & Industrial Markets
1,875,197	Oshkosh Corporation	68,125,907
	Specialty Truck Manufacturer
576,889	Middleby (a)	60,682,954
	Manufacturer of Cooking Equipment
1,438,756	ESCO Technologies (c)	51,651,340
	Industrial Filtration & Advanced Measurement Equipment
921,458	Dorman Products (a)(b)	46,892,997
	Aftermarket Auto Parts Distributor
376,496	WABCO Holdings (a)	39,468,076
	Truck & Bus Component Supplier
1,344,966	Kennametal	33,476,204
	Consumable Cutting Tools
		1,205,139,684
	> Other Industrial Services 4.3%
6,088,786	LKQ (a)	172,677,971
	Alternative Auto Parts Distribution
1,911,000	Robert Half International	97,766,760
	Temporary & Permanent Staffing in Finance, Accounting & other Professions
1,614,150	Expeditors International of Washington	75,945,757
	International Freight Forwarder
1,310,342	Forward Air	54,366,090
	Freight Transportation Between Airports
		400,756,578
	> Construction 1.9%
71,780	NVR (a)	109,480,291
	Homebuilder
2,865,200	PGT (a)(c)	35,184,656
	Wind Resistant Windows & Doors
560,477	Allegion	32,317,104
	Mechanical & Electronic Security Systems
		176,982,051
	> Industrial Distribution 1.2%
760,291	Airgas	67,916,795
	Industrial Gas Distributor
851,347	WESCO International (a)	39,562,095
	Industrial Distributor
		107,478,890
	> Outsourcing Services 0.9%
3,357,357	Quanta Services (a)	81,281,613
	Electrical Transmission & Pipeline Contracting Services

	> Industrial Materials & Specialty Chemicals 0.8%
1,341,286	Drew Industries (c)	73,247,629
	RV & Manufactured Home Components

Number of Shares		Value
	> Electrical Components 0.4%
1,639,635	Thermon (a)(c)	$33,694,499
	Global Engineered Thermal Solutions
Industrial Goods & Services: Total		2,078,580,944

Consumer Goods & Services 13.2%
	> Travel 3.4%
2,017,776	Avis Budget Group (a)	88,136,456
	Car Rental Company
696,739	Vail Resorts	72,934,638
	Ski Resort Operator & Developer
3,635,000	Hertz (a)	60,813,550
	U.S. Rental Car Operator
2,108,589	HomeAway (a)	55,961,952
	Vacation Rental Online Marketplace
695,884	Choice Hotels	33,158,873
	Franchisor of Budget Hotel Brands
		311,005,469
	> Retail 2.5%
2,561,000	The Fresh Market (a)(b)(c)	57,852,990
	Specialty Food Retailer
857,573	Fossil (a)	47,921,179
	Watch Designer & Retailer
517,835	Williams-Sonoma	39,536,702
	Home Goods & Furnishing Retailer
328,705	Casey’s General Stores	33,830,319
	Owner/Operator of Convenience Stores
719,860	Cato	24,496,836
	Women’s Apparel Retailing, Focusing on Private Labels & Low Prices
492,129	Urban Outfitters (a)	14,458,750
	Multi-channel Apparel & Accessory Retailer
2,100,000	Gaiam (a)(c)	12,915,000
	Promoter of Healthy Living through Catalogs, E-Commerce & Gaiam TV
		231,011,776
	> Restaurants 2.3%
937,570	Papa John’s International	64,204,794
	Franchisor of Pizza Restaurants
997,484	Fiesta Restaurant Group (a)	45,255,849
	Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana
403,000	Domino’s Pizza	43,487,730
	Franchisor of Pizza Restaurants
576,000	Dunkin Brands	28,224,000
	Franchisor of Quick Service Restaurants
454,079	Popeyes Louisiana Kitchen (a)	25,591,892
	Popeyes Restaurants
		206,764,265
	> Other Durable Goods 2.2%
6,505,000	Gentex	100,827,500
	Manufacturer of Auto Parts
2,082,715	Select Comfort (a)	45,569,804
	Specialty Mattresses
455,025	Cavco Industries (a)(c)	30,982,653
	Manufactured Homes
649,825	Tenneco (a)	29,092,665
	Auto Parts for Emission Control, Suspension
		206,472,622
	> Consumer Goods Distribution 0.9%
968,373	Pool	70,013,368
	Swimming Pool Supplies & Equipment Distributor
863,000	The Chefs’ Warehouse (a)	12,220,080
	Distributor of Specialty Foods to Fine Dining Restaurants
		82,233,448
	> Furniture & Textiles 0.7%
2,285,817	Knoll	50,242,258
	Office Furniture
390,000	Mattress Firm (a)(b)	16,286,400
	Mattress Retailer
		66,528,658
	> Other Consumer Services 0.7%
978,253	Blackhawk Network (a)	41,468,145
	Third-party Distributor of Prepaid Content, Mostly Gift Cards
2,697,000	Coupons.com (a)(b)	24,273,000
	Allows CPGs to Digitally Distribute Coupons, Advertising, & Trade Promotion
		65,741,145
	> Leisure Products 0.3%
192,000	Polaris Industries	23,015,040
	Leisure Vehicles & Related Products

	> Nondurables 0.2%
1,608,005	HRG Group (a)	18,861,898
	Holding Company
Consumer Goods & Services: Total		1,211,634,321

Finance 11.0%
	> Banks 4.9%
7,020,624	Associated Banc-Corp	126,160,613
	Midwest Bank
1,693,009	BOK Financial (b)	109,554,613
	Tulsa-based Southwest Bank
585,706	SVB Financial Group (a)	67,672,471
	Bank to Venture Capitalists
1,665,025	MB Financial	54,346,416
	Chicago Bank
1,255,879	Hancock Holding	33,971,527
	Gulf Coast Bank
920,302	Sandy Spring Bancorp	24,093,507
	Baltimore & Washington, D.C. Bank
1,150,982	First Busey	22,870,012
	Illinois Bank
2,400,880	TrustCo Bank	14,021,139
	New York State Bank
		452,690,298
	> Brokerage & Money Management 2.7%
2,926,928	SEI Investments	141,165,737
	Mutual Fund Administration & Investment Management
2,744,774	Eaton Vance	91,730,347
	Specialty Mutual Funds

Number of Shares		Value
	> Brokerage & Money Management—continued
11,000,000	Sprott (Canada) (b)	$19,535,407
	Asset Manager Focused on Resources, Particularly Gold & Silver
		252,431,491
	> Insurance 1.5%
5,651,291	CNO Financial Group	106,300,784
	Life, Long-term Care & Medical Supplement Insurance
761,549	Allied World Assurance Company Holdings	29,068,325
	Commercial Lines Insurance/Reinsurance
		135,369,109
	> Diversified Financial Companies 0.8%
3,510,346	Leucadia National	71,119,610
	Holding Company

	> Credit Cards 0.7%
703,142	WEX (a)	61,060,851
	Card Processor

	> Finance Companies 0.4%
1,018,222	McGrath Rentcorp	27,176,345
	Mini-rental Conglomerate
284,817	World Acceptance (a)(b)	7,644,489
	Personal Loans
46,177	CAI International (a)	465,464
	International Container Leasing
		35,286,298
Finance: Total		1,007,957,657

Health Care 10.6%
	> Medical Supplies 3.7%
3,544,076	Cepheid (a)	160,192,235
	Molecular Diagnostics
940,171	Bio-Techne	86,928,211
	Maker of Consumables & Systems for the Life Science Market
349,334	Henry Schein (a)	46,363,608
	Distributor of Dental, Vet & Medical Products
1,742,943	VWR (a)	44,776,206
	Distributor of Lab Supplies
		338,260,260
	> Biotechnology & Drug Delivery 2.8%
881,105	Ultragenyx Pharmaceutical (a)	84,859,222
	Biotech Focused on “Ultra-Orphan” Drugs
1,406,314	Seattle Genetics (a)	54,227,468
	Antibody-based Therapies for Cancer
1,465,091	Sarepta Therapeutics (a)(b)	47,044,072
	Biotech Focused on Rare Diseases
167,157	Intercept Pharmaceuticals (a)	27,724,660
	Biotech Developing Drugs for Several Diseases
2,162,687	Celldex Therapeutics (a)	22,794,721
	Biotech Developing Drugs for Cancer
278,315	Agios Pharmaceuticals (a)(b)	19,646,256
	Biotech Focused on Cancer & Orphan Diseases
359,944	MicroDose Therapeutx Contingent Value Rights (a)(d)(e)	327,549
	Drug Inhaler Development
		256,623,948
	> Health Care Services 1.7%
1,430,434	Medidata Solutions (a)	60,235,576
	Cloud-based Software for Drug Studies
1,564,880	HealthSouth	60,044,445
	Inpatient Rehabilitation Facilities & Home Health Care
953,559	Envision Healthcare Holdings (a)	35,081,436
	Provider of Health Care Outsourcing Services
		155,361,457
	> Medical Equipment & Devices 1.7%
914,276	Align Technology (a)	51,894,306
	Invisalign System to Correct Malocclusion (Crooked Teeth)
410,018	Sirona Dental Systems (a)	38,271,080
	Manufacturer of Dental Equipment
1,764,061	Wright Medical Group (a)	37,080,562
	Foot & Ankle Replacement
631,624	Abaxis (b)	27,785,140
	Instruments & Tests for Vet & Medical Markets
		155,031,088
	> Pharmaceuticals 0.7%
2,343,909	Akorn (a)	66,813,126
	Developer, Manufacturer & Distributor of Specialty Generic Drugs
Health Care: Total		972,089,879

Other Industries 6.9%
	> Real Estate 4.8%
599,049	Federal Realty	81,740,236
	Shopping Centers & Mixed Use Projects
2,277,125	EdR	75,031,269
	Student Housing
182,278	Amerco	71,720,924
	North American Moving & Storage King
915,342	Extra Space Storage	70,627,789
	Self Storage Facilities
1,040,362	Post Properties	60,642,701
	Multifamily Properties
2,148,681	Terreno Realty	42,200,095
	Industrial Properties
276,235	Jones Lang LaSalle	39,714,306
	Real Estate Services
		441,677,320
	> Transportation 1.5%
2,816,684	Heartland Express	56,164,679
	Regional Trucker
1,998,351	Rush Enterprises, Class A (a)(c)	48,360,094
	Truck Sales & Service
545,660	JB Hunt Transport Services	38,960,124
	Truck & Intermodal Carrier
		143,484,897

Number of Shares		Value
	> Regulated Utilities 0.6%
1,036,839	Eversource Energy	$52,484,790
	Regulated Electric Utility
Other Industries: Total		637,647,007

Energy & Minerals 3.0%
	> Oil & Gas Producers 1.7%
528,771	Cimarex Energy	54,188,452
	Oil & Gas Producer in Texas, New Mexico & Oklahoma
1,216,733	Carrizo Oil & Gas (a)	37,159,026
	Oil & Gas Producer
681,333	PDC Energy (a)	36,117,462
	Oil & Gas Producer in the United States
685,658	SM Energy	21,968,482
	Oil & Gas Producer
107,561,000	ShaMaran Petroleum (Iraq) (a)(c)	5,843,516
	Oil Exploration & Production in Kurdistan
64,294,000	Petromanas (Canada) (a)(c)	2,047,580
	Exploring for Oil in Albania
24,115,500	Canadian Overseas Petroleum (Canada) (a)(c)	722,833
8,400,000	Canadian Overseas Petroleum (Canada) (a)(c)(d)	239,191
	Oil & Gas Exploration Offshore West Africa
		158,286,542
	> Mining 0.8%
385,377	Core Labs (Netherlands) (b)	38,460,625
	Oil & Gas Reservoir Consulting
6,115,764	Kirkland Lake Gold (Canada) (a)(c)	25,434,612
	Gold Mining
3,412,300	Silvercrest Mines (a)	3,017,245
	Gold & Silver Mining
3,000,000	Kaminak Gold (a)	1,798,426
	Exploration Stage Canadian Gold Miner
1,001,900	Argonaut Gold (Canada) (a)	1,021,045
	Gold & Silver Mining
		69,731,953
	> Oil Services 0.4%
1,740,523	ShawCor (Canada)	36,492,944
	Oil & Gas Pipeline Products

	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	8,598,862
	Farmland Operator in Uruguay

	> Non-Ferrous Metals —%
1,504,355	AuRico Metals (Canada) (a)	744,005
	Gold Mining Royalty Company
Energy & Minerals: Total		273,854,306

Total Equities: 95.5% (Cost: $5,345,603,743)		8,767,169,248	(f)

Short-Term Investments 5.0%
280,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	280,000,000
176,408,128	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	176,408,128
Total Short-Term Investments: 5.0% (Cost: $456,408,128)		456,408,128

Securities Lending Collateral 2.2%
201,734,609	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	201,734,609
Total Securities Lending Collateral: 2.2% (Cost: $201,734,609)		201,734,609

Total Investments: 102.7% (Cost: $6,003,746,480)(h)		9,425,311,985	(i)

Obligation to Return Collateral for Securities Loaned: (2.2)%		(201,734,609)

Cash and Other Assets Less Liabilities: (0.5)%		(45,111,515)

Net Assets: 100.0%		$9,178,465,861

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $201,168,923.

(c)          An affiliated person of the Fund, as defined in the Investment Company Act of 1940, as amended, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2015, are as follows:

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/15	Value	Dividend
Donaldson	7,952,000	—	193,068	7,758,932	$217,870,810	$4,014,779
Cepheid (1)	5,350,800	—	1,806,724	3,544,076	160,192,235	—
Nordson (1)	3,130,000	—	1,033,481	2,096,519	131,954,906	1,700,313
HEICO	3,626,750	—	763,102	2,863,648	130,038,256	207,352
Associated Banc-Corp (1)	9,000,000	414,000	2,393,376	7,020,624	126,160,613	2,544,665
Vonage	14,044,775	455,225	24,777	14,475,223	85,114,311	—
Bankrate	6,300,300	1,199,700	—	7,500,000	77,625,000	—
Generac (1)	3,632,000	—	1,068,402	2,563,598	77,138,664	—
EdR (1)	2,450,000	—	172,875	2,277,125	75,031,269	2,563,898
Drew Industries	1,610,000	—	268,714	1,341,286	73,247,629	3,220,000
Moog (1)	2,456,000	—	1,159,974	1,296,026	70,076,126	—
The Fresh Market	1,492,000	1,069,000	—	2,561,000	57,852,990	—
Virtusa (1)	1,658,000	—	579,672	1,078,328	55,329,010	—
ESCO Technologies	1,948,000	—	509,244	1,438,756	51,651,340	353,340
Knoll (1)	3,366,000	—	1,080,183	2,285,817	50,242,258	954,022
SPS Commerce (1)	1,330,000	—	591,833	738,167	50,114,158	—
Navigant Consulting	4,128,523	—	1,087,061	3,041,462	48,389,660	—
Rush Enterprises, Class A	3,200,000	—	1,201,649	1,998,351	48,360,094	—
Sarepta Therapeutics (1)	2,523,900	—	1,058,809	1,465,091	47,044,072	—
GTT Communications	1,950,000	651,000	762,156	1,838,844	42,771,511	—
Terreno Realty (1)	2,150,000	—	1,319	2,148,681	42,200,095	687,789
Hackett Group	2,903,719	—	315,074	2,588,645	35,593,869	264,305
PGT	3,592,200	—	727,000	2,865,200	35,184,656	—
Thermon	1,940,094	43,735	344,194	1,639,635	33,694,499	—
Cavco Industries	500,000	—	44,975	455,025	30,982,653	—
McGrath Rentcorp (1)	1,580,000	—	561,778	1,018,222	27,176,345	996,023
Kirkland Lake Gold	6,347,100	350,100	581,436	6,115,764	25,434,612	—
RetailMeNot	1,112,930	1,679,000	23,930	2,768,000	22,808,320	—
Boingo Wireless	2,800,000	100,000	172,681	2,727,319	22,582,201	—
inContact (1)	3,741,000	—	1,550,279	2,190,721	16,452,315	—
Gaiam	2,100,000	—	—	2,100,000	12,915,000	—
World Acceptance (1)	808,343	—	523,526	284,817	7,644,489	—
ShaMaran Petroleum	28,962,000	78,599,000	—	107,561,000	5,843,516	—
Towerstream	4,000,000	—	224,320	3,775,680	4,039,978	—
Rubicon Technology	2,500,000	—	475,114	2,024,886	2,085,633	—
Petromanas	67,500,000	—	3,206,000	64,294,000	2,047,580	—
Argonaut Gold (1)	9,014,700	1,001,900	9,014,700	1,001,900	1,021,045	—
Canadian Overseas Petroleum	32,515,500	—	—	32,515,500	962,024	—
CAI International (1)	1,500,000	—	1,453,823	46,177	465,464	—
Allied Nevada Gold (1)	7,103,513	—	7,103,513	—	—	—
Amber Road (1)	2,000,000	—	2,000,000	—	—	—
Audience (1)	2,150,000	—	2,150,000	—	—	—
Boulder Brands (1)	3,484,000	—	3,484,000	—	—	—
E2Open (1)	2,575,000	—	2,575,000	—	—	—
Liquidity Services (1)	1,600,000	—	1,600,000	—	—	—
Marlin Business Services (1)	902,210	—	902,210	—	—	—
Petrodorado Energy (1)	2,600,000	—	2,600,000	—	—	—
RGS Energy (1)	5,000,000	—	5,000,000	—	—	—
Synageva BioPharma (1)	2,419,209	—	2,419,209	—	—	—
Total of Affiliated Transactions	286,550,566	85,562,660	64,809,181	307,304,045	$2,005,339,206	$17,506,486

(1) At September 30, 2015, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2015, was $778,247,105 and $1,067,096,142, respectively. Investments in affiliated companies represented 11.63% of the Fund’s total net assets at September 30, 2015.

> Notes to Statement of Investments

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2015, the market value of these securities amounted to $9,165,602, which represented 0.10% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$8,598,862
MicroDose Therapeutx Contingent Value Rights	8/14/13	359,944	—	327,549
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591,152	239,191
			$18,591,152	$9,165,602

(e)          Illiquid security.

(f)           On September 30, 2015, the market value of foreign securities represented 1.83% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$115,302,390	1.26
Netherlands	38,460,625	0.42
Uruguay	8,598,862	0.09
Iraq	5,843,516	0.06
Total Foreign Portfolio	$168,205,393	1.83

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $6,003,746,480 and net unrealized appreciation was $3,421,565,505 consisting of gross unrealized appreciation of $3,858,935,414 and gross unrealized depreciation of $437,369,909.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$2,585,405,134	$—	$—	$2,585,405,134
Industrial Goods & Services	2,078,580,944	—	—	2,078,580,944
Consumer Goods & Services	1,211,634,321	—	—	1,211,634,321
Finance	1,007,957,657	—	—	1,007,957,657
Health Care	971,762,330	—	327,549	972,089,879
Other Industries	637,647,007	—	—	637,647,007
Energy & Minerals	265,016,253	239,191	8,598,862	273,854,306
Total Equities	8,758,003,646	239,191	8,926,411	8,767,169,248
Total Short-Term Investments	456,408,128	—	—	456,408,128
Total Securities Lending Collateral	201,734,609	—	—	201,734,609
Total Investments	$9,416,146,383	$239,191	$8,926,411	$9,425,311,985

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL®

STATEMENT OF INVESTMENTS (UNAUDITED), SEPTEMBER 30, 2015

Number of Shares		Value
Equities: 94.1%
Asia 43.9%
	> Japan 22.2%
1,447,000	FamilyMart	$65,972,817
	Convenience Store Operator
2,700,000	NGK Insulators	51,665,596
	Ceramic Products for Auto, Power & Electronics
3,000,000	Aeon Mall	46,083,997
	Suburban Shopping Mall Developer, Owner & Operator
930,000	JIN	43,672,574
	Eyeglasses Retailer
1,840,000	Glory	43,488,443
	Currency Handling Systems & Related Equipment
3,600,000	Ushio	43,248,354
	Industrial Light Sources
15,000,000	IHI	38,544,541
	Industrial Conglomerates
28,000	Orix JREIT	37,879,826
	Diversified REIT
2,792,000	Santen Pharmaceutical	37,484,296
	Specialty Pharma (Ophthalmic Medicine)
1,225,000	Recruit Holdings	36,730,775
	Recruitment & Media Services
10,440,000	Aozora Bank	36,209,177
	Commercial Bank
1,870,000	Suruga Bank	34,795,902
	Regional Bank
1,440,000	NGK Spark Plug	33,056,388
	Automobile Parts
833,800	Ariake Japan	32,679,286
	Commercial Soup & Sauce Extracts
655,500	Ezaki Glico	30,293,809
	Confectionary, Ice Cream & Dairy Products
276,620	Hirose Electric	30,113,922
	Electrical Connectors
832,000	Asahi Intecc	29,987,516
	Medical Guidewires for Surgery
4,319,000	NOF	29,625,226
	Specialty Chemicals, Life Science & Rocket Fuels
6,149	Kenedix Office Investment	29,227,495
	Tokyo Mid-size Office REIT
621,000	OBIC	28,407,197
	Computer Software
2,736,000	Moshi Moshi Hotline	28,268,044
	Call Center Operator
7,590,000	Ebara	28,038,693
	Pumps, Compressors, Turbines & Related Products & Services
1,463,000	Park24	27,457,264
	Parking Lot Operator
390,000	Hoshizaki Electric	27,337,640
	Commercial Kitchen Equipment
1,548,800	Kintetsu World Express	27,315,795
	Airfreight Logistics
1,447,000	Doshisha	26,552,405
	Consumer Goods Wholesaler
1,402,000	Tamron (a)	25,611,056
	Camera Lenses
1,550,000	Sony Financial Holdings	25,440,046
	Life Insurance, Assurance & Internet Banking
1,838,600	Kansai Paint	25,005,737
	Paint Producer in Japan, India, China & Southeast Asia
1,260,000	Aeon Financial Service	24,930,378
	Diversified Consumer-related Finance Company in Japan
1,237,000	Aica Kogyo	24,748,705
	Laminated Sheets, Building Materials & Chemical Adhesives
1,058,000	Bandai Namco	24,554,824
	Branded Toys & Related Content
775,000	Toto	24,151,830
	Toilets & Bathroom Fittings
309,000	Rinnai	23,575,446
	Gas Appliances for Home & Commercial Use
12,050	Japan Retail Fund	23,315,060
	Retail REIT in Japan
1,230,000	OSG	23,288,191
	Consumable Cutting Tools
1,107,000	Stanley Electric	22,086,423
	Automobile Lighting & LED Equipment
313,200	Hikari Tsushin	21,921,648
	Office IT/Mobiles/Insurance Distribution
1,750,000	Yamaguchi Financial Group, Inc.	21,451,463
	Regional Bank in Yamaguchi, Fukuoka & Hiroshima
430,900	Otsuka	20,995,020
	One-stop IT Services & Office Supplies Provider
291,400	Disco	20,494,676
	Semiconductor Dicing & Grinding Equipment
300,400	Nippon Shokubai	20,428,423
	Producer of Acrylic Acid & Super Absorbent Polymers Used in Disposable Diapers
2,083,000	Sega Sammy Holdings, Inc.	20,327,412
	Gaming Software/Hardware & Leisure Facilities
1,910,000	Nippon Kayaku	19,886,223
	Functional Chemicals, Pharmaceuticals & Auto Safety Systems
2,600,000	Dowa Holdings	19,702,401
	Environmental/Recycling, Nonferrous Metals, Electric Material & Metal Processing
450,000	Japan Airport Terminal (b)	19,449,276
	Airport Terminal Operator at Haneda
578,680	Milbon	19,179,973
	Hair Products for Salons
822,700	Hamamatsu Photonics	18,618,680
	Optical Sensors for Medical & Industrial Applications

Number of Shares		Value
	> Japan—continued
942,150	Capcom Co., Ltd.	$18,577,800
	Packaged, Online & Mobile Games
4,170	Industrial & Infrastructure Fund	18,146,375
	Industrial REIT in Japan
184,900	Kaken Pharmaceutical	17,161,970
	Pharmaceutical & Agrochemical Producer
961,000	Daiseki	16,399,574
	Waste Disposal & Recycling
414,600	Nakanishi	15,423,723
	Dental Tools & Machinery
614,200	Icom	12,761,452
	Two Way Radio Communication Equipment
536,000	MonotaRO	12,279,066
	Online Maintenance, Repair & Operations Goods Distributor in Japan
624,000	Misumi Group	6,439,644
	Industrial Components Distributor
497,592	Nihon Parkerizing	4,068,576
	Metal Surface Treatment Chemicals & Processing Service
		1,534,558,049
	> China 3.9%
30,700,000	CAR Inc (b)(c)	44,437,967
	Consolidator of Chinese Auto Rental Sector
25,845,000	China Everbright International	36,307,582
	Municipal Waste Operator
90,360,000	Sihuan Pharmaceutical Holdings Group (d)	34,013,605
	Chinese Generic Drug Manufacturer
21,755,000	TravelSky Technology	27,514,988
	Chinese Air Travel Transaction Processor
13,424,000	Phoenix Healthcare Group	21,912,356
	Private Hospital Management Group
502,000	WuXi PharmaTech - ADR (c)	21,691,420
	Contract Research Organization in China
101,000,000	Jiangnan Group	20,818,090
	Cable & Wire Manufacturer
46,942,000	AMVIG Holdings (a)	19,554,463
	Chinese Tobacco Packaging Material Supplier
48,234,000	NewOcean Energy	18,224,381
	Southern China Liquefied Petroleum Gas Distributor
560,388	BitAuto - ADR (b)(c)	16,682,751
	Automotive Information Website for Buyers & Dealers
375,000	51job - ADR (b)(c)	10,275,000
	Integrated Human Resource Services
		271,432,603
	> Korea 3.7%
478,317	KT&G	44,994,808
	Tobacco & Ginseng Products
113,183	KCC	39,541,998
	Paint & Housing Material Manufacturer
141,971	CJ Corp	31,701,721
	Holding Company of Korean Consumer Conglomerate
3,149,876	CJ Hellovision	29,860,667
	Cable TV, Broadband & Mobile Virtual Network Operator
88,583	Nongshim	27,417,085
	Instant Noodles, Snacks & Bottled Water
788,428	LF Corp	21,806,590
	Apparel Design & Retail
397,002	Korea Investment Holdings	20,533,346
	Brokerage & Asset Management
1,300,093	Cheil Worldwide (c)	20,087,392
	Advertising
412,977	LS Industrial Systems	15,870,630
	Electrical & Automation Equipment
197,100	Koh Young Technology	5,716,605
	Inspection Systems for Printed Circuit Boards
		257,530,842
	> Taiwan 3.5%
23,150,000	Far EasTone Telecom	49,927,326
	Mobile Operator in Taiwan
5,557,000	Delta Electronics	26,211,032
	Industrial Automation, Switching Power Supplies & Passive Components
19,984,000	Vanguard International Semiconductor	22,760,296
	Semiconductor Foundry
3,192,686	Advantech	21,924,659
	Industrial PC & Components
1,780,000	St. Shine Optical	21,839,389
	Disposable Contact Lens Original Equipment Manufacturer
2,234,000	Silergy	21,830,505
	Chinese Provider of Analog & Mixed Digital Integrated Circuits
3,400,000	President Chain Store	21,204,718
	Convenience Chain Store Operator in Taiwan
253,000	Largan Precision	19,745,372
	Mobile Device Camera Lenses & Modules
5,704,000	Novatek Microelectronics	17,908,229
	Display Related Integrated Circuit Designer
1,173,686	Voltronic Power	15,273,330
	Uninterruptible Power Supply Products
369,000	Ginko International	3,715,871
	Contact Lens Maker in China
		242,340,727
	> India 3.4%
13,478,000	Zee Entertainment Enterprises	80,955,057
	Indian Programmer of Pay Television Content
1,505,000	Container Corporation of India	34,071,142
	Railway Cargo Services
6,229,667	Bharti Infratel	33,755,358
	Communications Towers

Number of Shares		Value
	> India—continued
6,095,000	Adani Ports & Special Economic Zone	$27,843,514
	Indian West Coast Shipping Port
1,840,000	Colgate Palmolive India	26,985,935
	Consumer Products in Oral Care
1,850,000	United Breweries	24,911,941
	Indian Brewer
519,553	Amara Raja	8,183,126
	Indian Maker of Auto & Industrial Batteries, Mostly for the Replacement Market
		236,706,073
	> Hong Kong 2.1%
63,364,000	Mapletree Greater China Commercial Trust	41,479,787
	Retail & Office Property Landlord
12,000,000	Samsonite International	39,214,531
	Mass Market Luggage & Travel Accessories
29,042,000	Value Partners	27,322,193
	Mutual Fund Management
14,595,000	Vitasoy International	21,581,628
	Hong Kong Soy Food Brand
13,016,000	Melco International	16,001,247
	Macau Casino Operator
2,655,500	Lifestyle International	3,804,769
	Mid- to High-end Department Store Operator in Hong Kong & China
		149,404,155
	> Singapore 2.0%
11,000,000	Singapore Exchange	54,416,162
	Singapore Equity & Derivatives Market Operator
41,009,700	Mapletree Commercial Trust	36,185,740
	Retail & Office Property Landlord
33,724,000	SIIC Environment (c)	19,927,624
	Waste Water Treatment Operator
8,200,000	Petra Foods	14,475,695
	Chocolate Manufacturer in Southeast Asia
31,700,000	China Everbright Water (c)	13,513,661
	Waste Water Treatment Operator
		138,518,882
	> Indonesia 0.8%
19,540,600	Matahari Department Store	21,582,816
	Department Store Chain in Indonesia
45,000,000	Link Net (c)	13,824,771
	Fixed Broadband & Cable TV Service Provider
18,442,800	Tower Bersama Infrastructure (c)	8,247,421
	Communications Towers
54,631,700	MNC Sky Vision (c)	5,542,730
	Satellite Pay TV Operator in Indonesia
150,349,000	Arwana Citramulia	4,586,038
	Ceramic Tiles for Home Decoration
59,667,800	Ace Indonesia	2,059,974
	Home Improvement Retailer
		55,843,750
	> Thailand 0.8%
4,360,000	Airports of Thailand	33,841,512
	Airport Operator of Thailand
100,000,000	Home Product Center	18,900,692
	Home Improvement Retailer
1,621,900	Robinson Department Store	1,703,573
	Department Store Operator in Thailand
		54,445,777
	> Philippines 0.7%
33,345,000	Puregold Price Club	22,115,854
	Supermarket Operator in the Philippines
12,200,000	Robinsons Retail Holdings	19,083,048
	Multi-format Retailer in the Philippines
90,000,000	Melco Crown (Philippines) Resorts (c)	7,194,951
	Integrated Resort Operator in Manila
		48,393,853
	> Cambodia 0.4%
47,028,000	Nagacorp	28,280,030
	Casino & Entertainment Complex in Cambodia

	> Malaysia 0.4%
37,835,900	7-Eleven Malaysia Holdings	12,735,689
	Exclusive 7-Eleven Franchisor for Malaysia
19,000,000	Astro Malaysia Holdings	12,181,292
	Pay TV Operator in Malaysia
		24,916,981
Asia: Total		3,042,371,722

Europe 36.5%
	> United Kingdom 11.3%
2,638,000	WH Smith	62,413,501
	Newsprint, Books & General Stationery Retailer
12,365,000	Regus	57,349,981
	Rental of Office Space in Full Service Business Centers
1,004,000	Rightmove	55,405,840
	Internet Real Estate Listings
1,253,571	Spirax Sarco	53,116,451
	Steam Systems for Manufacturing & Process Industries
3,000,000	Smith & Nephew	52,326,004
	Medical Equipment & Supplies
4,399,000	Halma	48,012,830
	Health & Safety Sensor Technology
6,222,700	Halfords	43,471,017
	UK Retailer of Leisure Goods & Auto Parts
3,050,000	Domino’s Pizza UK & Ireland	40,971,306
	Pizza Delivery in the UK, Ireland & Germany
45,000,000	Cable and Wireless	37,712,844
	Telecommunications Service Provider in the Caribbean

Number of Shares		Value
	> United Kingdom—continued
7,430,000	Polypipe	$37,063,005
	Manufacturer of Plastic Piping & Fittings
4,033,732	Abcam	35,452,770
	Online Sales of Antibodies
14,379,428	Connect Group (a)	34,151,381
	Newspaper & Magazine Distributor
39,805,000	Assura	32,967,708
7,961,000	Assura Rights (c)(d)	572,042
	UK Primary Health Care Property Developer
1,944,000	Jardine Lloyd Thompson Group	29,966,599
	International Business Insurance Broker
2,100,000	Shaftesbury	29,131,016
	London Prime Retail REIT
958,646	Fidessa Group	26,016,430
	Software for Financial Trading Systems
4,712,000	Ocado (c)	22,809,841
	Online Grocery Retailer
173,000	Next	19,915,800
	Clothes & Home Retailer in the UK
3,075,000	PureCircle (c)	19,769,744
	Natural Sweeteners
1,398,000	Babcock International	19,297,767
	Public Sector Outsourcer
5,650,001	Elementis	19,076,984
	Specialty Chemicals
1,178,371	DS Smith	7,021,583
	Packaging
		783,992,444
	> Sweden 4.4%
948,422	Unibet	79,318,921
	European Online Gaming Operator
2,055,208	Hexagon	62,687,902
	Design, Measurement & Visualization Software & Equipment
2,925,024	Sweco (b)	40,538,209
	Engineering Consultants
1,286,000	Modern Times Group (b)	33,049,015
	Nordic TV Broadcaster
967,247	Swedish Match	29,202,482
	Swedish Snus
916,000	Mekonomen	21,231,190
	Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
1,317,000	Trelleborg	20,832,956
	Manufacturer of Sealing, Dampening & Protective Solutions for Industry
849,000	Recipharm	15,519,447
	Contract Development Manufacturing Organization
		302,380,122
	> Germany 4.2%
1,750,000	Wirecard (b)	83,507,461
	Online Payment Processing & Risk Management
691,000	MTU Aero Engines	57,747,088
	Airplane Engine Components & Services
1,067,000	NORMA Group	52,370,256
	Clamps for Automotive & Industrial Applications
117,000	Rational	46,731,494
	Commercial Ovens
795,000	Aurelius	36,923,548
	European Turnaround Investor
885,000	Elringklinger	17,009,057
	Automobile Components
		294,288,904
	> Denmark 3.3%
1,932,063	SimCorp	97,220,180
	Software for Investment Managers
1,647,800	Novozymes	71,786,715
	Industrial Enzymes
700,000	William Demant Holding (c)	58,181,763
	Manufacture & Distribution of Hearing Aids & Diagnostic Equipment
		227,188,658
	> Netherlands 3.1%
2,103,770	Aalberts Industries	62,200,891
	Flow Control & Heat Treatment
650,000	Gemalto (b)	42,133,227
	Digital Security Solutions
1,573,025	Arcadis	36,920,436
	Engineering Consultants
718,124	Vopak	28,634,767
	Operator of Petroleum & Chemical Storage Terminals
255,510	Core Labs (b)	25,499,898
	Oil & Gas Reservoir Consulting
1,201,000	Brunel	20,337,963
	Temporary Specialist & Energy Staffing
		215,727,182
	> Switzerland 2.6%
213,500	Partners Group	72,345,962
	Private Markets Asset Management
228,300	Geberit	69,736,210
	Plumbing Systems
190,000	Panalpina Welttransport Holding	20,762,364
	Air & Sea Freight Forwarding
72,500	INFICON	20,233,942
	Gas Detection Instruments
		183,078,478
	> Spain 2.4%
13,425,000	Distribuidora Internacional de Alimentación	81,050,886
	Discount Retailer in Spain & Latin America

Number of Shares		Value
	> Spain—continued
8,555,000	Prosegur	$41,105,220
	Security Guards
379,000	Viscofan	22,817,881
	Sausage Casings Maker
535,000	Bolsas y Mercados Españoles	18,059,803
	Spanish Stock Markets
		163,033,790
	> France 2.0%
1,445,000	Eutelsat	44,241,202
	Fixed Satellite Services
1,660,000	Neopost (b)	43,181,683
	Postage Meter Machines
90,000	Eurofins Scientific	27,625,470
	Food, Pharmaceuticals & Materials Screening & Testing
745,310	Saft	24,351,338
	Niche Battery Manufacturer
		139,399,693
	> Finland 1.3%
1,387,000	Konecranes (b)	34,654,271
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
7,766,000	Sponda	30,302,616
	Office, Retail & Logistics Properties
1,669,000	Tikkurila	27,694,358
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
		92,651,245
	> Norway 0.8%
3,050,864	Atea	28,042,347
	Nordic IT Hardware/Software Reseller & Integrator
3,529,000	Orkla	26,157,015
	Food & Brands, Aluminum, Chemicals Conglomerate
		54,199,362
	> Italy 0.6%
459,000	Industria Macchine Automatiche	20,515,457
	Food & Drugs Packaging & Machinery
7,800,200	Hera	20,238,413
	Northern Italian Utility
		40,753,870
	> Kazakhstan 0.4%
4,356,790	Halyk Savings Bank of Kazakhstan - GDR	25,748,629
	Retail Bank & Insurer in Kazakhstan

	> Belgium 0.1%
258,681	EVS Broadcast Equipment	6,682,837
	Digital Live Mobile Production Software & Systems
Europe: Total		2,529,125,214

Other Countries 11.6%
	> Canada 4.1%
633,741	CCL Industries	88,961,185
	Global Label Converter
3,188,000	CAE	33,779,183
	Flight Simulator Equipment & Training Centers
898,000	Vermilion Energy (b)	28,914,994
	Canadian Exploration & Production Company
490,200	Onex Capital	28,295,321
	Private Equity
1,067,730	ShawCor	22,386,726
	Oil & Gas Pipeline Products
2,115,898	Rona	21,579,147
	Canadian Home Improvement Retailer
726,000	Keyera	19,992,881
	Integrated Supply of Hydrocarbon Processing, Transport & Storage
1,010,000	PrairieSky Royalty (b)	19,193,406
	Canadian Owner of Oil & Gas Mineral Interests
545,909	Ag Growth (b)	14,673,478
	Manufacturer of Augers & Grain Handling Equipment
1,301,152	Boulder Energy (c)	4,845,804
	Canadian Exploration & Production
		282,622,125
	> Australia 3.6%
58,000,000	Spotless (a)	87,887,279
	Facility Management & Catering Company
2,200,000	Domino’s Pizza Enterprises	62,574,580
	Domino’s Pizza Operator in Australia & New Zealand
3,692,000	Amcor	34,335,068
	Global Leader in Flexible & Rigid Packaging
7,680,000	IAG	26,258,885
	General Insurance Provider
4,900,000	Estia Health	23,426,282
	Residential Aged Care Operator
2,800,000	Challenger Financial	14,130,566
	Annuity Provider in Australia
		248,612,660
	> South Africa 1.5%
12,895,812	Coronation Fund Managers	60,754,596
	South African Fund Manager
14,139,634	Rand Merchant Insurance	42,260,248
	Directly Sold Property & Casualty Insurance; Holdings in other Insurers
2,476,175	Northam Platinum (c)	4,811,732
	Platinum Mining in South Africa
		107,826,576
	> United States 0.9%
350,000	Cimarex Energy	35,868,000
	Oil & Gas Producer in Texas, New Mexico & Oklahoma

Number of Shares		Value
	> United States—continued
1,092,000	Bladex	$25,279,800
	Latin American Trade Financing House
		61,147,800
	> New Zealand 0.9%
10,800,000	Auckland International Airport	33,809,341
	Auckland Airport Operator
5,435,000	Sky City Entertainment	13,018,433
	Casino & Entertainment Complex
2,759,000	Ryman Healthcare	12,923,155
	Retirement Village Operator
		59,750,929
	> Egypt 0.6%
5,963,570	Commercial International Bank of Egypt	40,516,545
	Private Universal Bank in Egypt
Other Countries: Total		800,476,635

Latin America 2.1%
	> Mexico 0.9%
300,000	Grupo Aeroportuario del Sureste - ADR	45,681,000
	Mexican Airport Operator
12,647,809	Qualitas (c)	17,387,567
	Auto Insurer in Mexico & Central America
		63,068,567
	> Brazil 0.6%
3,500,000	Localiza Rent a Car	21,558,835
	Car Rental
7,885,300	Odontoprev	19,472,086
	Dental Insurance
		41,030,921
	> Colombia 0.3%
23,377,000	Isagen	21,803,760
	Colombian Electricity Provider

	> Guatemala 0.2%
1,626,600	Tahoe Resources	12,566,689
	Silver & Gold Projects in Guatemala & Peru

	> Uruguay 0.1%
1,306,818	Union Agriculture Group (c)(d)(e)	8,598,862
	Farmland Operator in Uruguay
Latin America: Total		147,068,799

Total Equities: 94.1% (Cost: $5,799,123,091)		6,519,042,370	(f)

Short-Term Investments 5.4%
220,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	220,000,000
154,315,334	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	154,315,334
Total Short-Term Investments: 5.4% (Cost: $374,315,334)		374,315,334

Securities Lending Collateral 2.4%
162,686,410	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	162,686,410
Total Securities Lending Collateral: 2.4% (Cost: $162,686,410)		162,686,410

Total Investments: 101.9% (Cost: $6,336,124,835)(h)		7,056,044,114	(i)

Obligation to Return Collateral for Securities Loaned: (2.4)%		(162,686,410)

Cash and Other Assets Less Liabilities: 0.5%		28,484,127

Net Assets: 100.0%		$6,921,841,831

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2015, are as follows:

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/15	Value	Dividend
Spotless	42,700,000	15,300,000	—	58,000,000	$87,887,279	$3,711,991
Connect Group	14,379,428	—	—	14,379,428	34,151,381	2,165,535
Tamron	1,402,000	—	—	1,402,000	25,611,056	283,129
AMVIG Holdings	35,119,000	12,381,000	558,000	46,942,000	19,554,463	2,457,546
Icom (1)	835,000	—	220,800	614,200	12,761,452	233,389
Total of Affiliated Transactions	94,435,428	27,681,000	778,800	121,337,628	$179,965,631	$8,851,590

(1) At September 30, 2015, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2015, was $185,078,946 and $167,204,179, respectively. Investments in affiliated companies represented 2.42% of the Fund’s total net assets at September 30, 2015.

(b)         All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $155,982,904.

(c)          Non-income producing security.

(d)         Illiquid security.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2015, the market value of this security amounted to $8,598,862, which represented 0.12% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$8,598,862

(f)           On September 30, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,534,558,049	22.1
Euro	927,037,622	13.4
British Pound	783,992,444	11.3
Hong Kong Dollar	358,987,830	5.2
Other currencies less than 5% of total net assets	2,914,466,425	42.1
Total Equities	$6,519,042,370	94.1

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $6,336,124,835 and net unrealized appreciation was $719,919,279 consisting of gross unrealized appreciation of $1,315,851,645 and gross unrealized depreciation of $595,932,366.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$48,649,171	$2,959,708,946	$34,013,605	$3,042,371,722
Europe	25,499,898	2,503,625,316	—	2,529,125,214
Other Countries	343,769,925	456,706,710	—	800,476,635
Latin America	138,469,937	—	8,598,862	147,068,799
Total Equities	556,388,931	5,920,040,972	42,612,467	6,519,042,370
Total Short-Term Investments	374,315,334	—	—	374,315,334
Total Securities Lending Collateral	162,686,410	—	—	162,686,410
Total Investments	$1,093,390,675	$5,920,040,972	$42,612,467	$7,056,044,114

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Financial assets were transferred from Level 2 to Level 3 as trading halted during the period. As a result, as of period end, the Committee determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$55,274,689	$55,274,689	$—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL®

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At September 30, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Machinery	$446,174,540	6.4
Industrial Materials & Specialty Chemicals	378,180,527	5.4
Other Industrial Services	346,980,371	5.0
Outsourcing Services	225,978,209	3.3
Electrical Components	186,067,929	2.7
Conglomerates	156,983,174	2.3
Construction	106,799,214	1.5
Waste Management	36,307,582	0.5
Water	33,441,285	0.5
Industrial Distribution	12,279,066	0.2
	1,929,191,897	27.8
> Consumer Goods & Services
Retail	501,503,138	7.2
Food & Beverage	223,149,553	3.2
Casinos & Gaming	164,140,992	2.4
Nondurables	153,135,966	2.2
Consumer Goods Distribution	109,611,368	1.6
Restaurants	103,545,886	1.5
Other Durable Goods	86,901,384	1.2
Travel	65,996,802	1.0
Leisure Products	63,769,356	0.9
Consumer Electronics	25,611,056	0.4
Apparel	21,806,590	0.3
Other Consumer Services	3,804,769	0.1
	1,522,976,860	22.0
> Information
Business Software	241,846,697	3.5
Financial Processors	137,923,624	2.0
Computer Hardware & Related Equipment	112,225,086	1.6
Mobile Communications	104,691,556	1.5
Semiconductors & Related Equipment	82,993,706	1.2
Internet Related	82,363,591	1.2
Entertainment Programming	80,955,057	1.2
Instrumentation	72,348,115	1.1
Satellite Broadcasting & Services	61,965,224	0.9
Advertising	56,818,167	0.8
Computer Services	49,037,367	0.7
Cable TV	43,685,438	0.6
Telephone & Data Services	37,712,844	0.5
TV Broadcasting	33,049,015	0.5
Business Information & Marketing Services	28,268,044	0.4
Telecommunications Equipment	19,745,372	0.3
Consumer Software	18,577,800	0.3
	1,264,206,703	18.3
> Finance
Banks	208,931,894	3.0
Insurance	174,915,997	2.5
Brokerage & Money Management	160,422,751	2.3
Finance Companies	28,295,321	0.4
Diversified Financial Companies	20,533,346	0.3
Financial Processors	18,059,803	0.3
	611,159,112	8.8
> Other Industries
Real Estate	325,291,663	4.7
Transportation	166,852,270	2.4
Regulated Utilities	42,042,174	0.6
Industrial Distribution	7,021,583	0.1
	541,207,690	7.8
> Health Care
Medical Equipment & Devices	155,919,007	2.3
Pharmaceuticals	125,870,738	1.8
Medical Supplies	61,008,030	0.9
Health Care Services	36,349,437	0.5
Hospital Management	21,912,356	0.3
	401,059,568	5.8
> Energy & Minerals
Oil & Gas Producers	88,822,204	1.3
Oil Refining, Marketing & Distribution	66,852,028	1.0
Mining	42,878,319	0.6
Oil Services	22,386,726	0.3
Non-Ferrous Metals	19,702,401	0.3
Agricultural Commodities	8,598,862	0.1
	249,240,540	3.6

Total Equities:	6,519,042,370	94.1
Short-Term Investments:	374,315,334	5.4
Securities Lending Collateral:	162,686,410	2.4
Total Investments:	7,056,044,114	101.9

Obligation to Return Collateral for Securities Loaned:	(162,686,410)	(2.4)
Cash and Other Assets Less Liabilities:	28,484,127	0.5
Net Assets:	$6,921,841,831	100.0

COLUMBIA ACORN USA®

STATEMENT OF INVESTMENTS (UNAUDITED), SEPTEMBER 30, 2015

Number of Shares		Value
Equities: 93.3%
Information 24.2%
	> Business Software 7.5%
233,418	Ansys (a)	$20,573,463
	Simulation Software for Engineers & Designers
249,334	SPS Commerce (a)	16,927,285
	Supply Chain Management Software Delivered via the Web
489,644	Textura (a)(b)	12,652,401
	Construction Vendor Management Software
200,293	DemandWare (a)	10,351,142
	E-Commerce Website Platform for Retailers & Apparel Manufacturers
260,473	Cvent (a)	8,767,521
	Software for Corporate Event Planners & Marketing Platform for Hotels
99,510	NetSuite (a)	8,348,889
	Enterprise Software Delivered via the Web
816,767	Amber Road (a)(b)	3,446,761
	Global Trade Management Software Delivered via the Web
316,000	inContact (a)	2,373,160
	Call Center Systems Delivered via the Web & Telco Services
		83,440,622
	> Computer Services 4.3%
562,849	ExlService Holdings (a)	20,786,014
	Business Process Outsourcing
234,943	Virtusa (a)	12,054,925
	Offshore IT Outsourcing
295,791	WNS - ADR (a)	8,267,358
	Offshore Business Process Outsourcing Services
432,000	Hackett Group	5,940,000
	IT Integration & Best Practice Research
219,420	RCM Technologies	1,081,741
	Technology & Engineering Services
		48,130,038
	> Instrumentation 3.8%
80,145	Mettler-Toledo International (a)	22,820,487
	Laboratory Equipment
261,583	IPG Photonics (a)	19,872,461
	Fiber Lasers
		42,692,948
	> Semiconductors & Related Equipment 1.5%
140,289	Monolithic Power Systems	7,182,797
	High Performance Analog & Mixed Signal Integrated Circuits
51,365	Littelfuse	4,681,920
	Little Fuses
253,535	Atmel	2,046,027
	Microcontrollers, Radio Frequency & Memory Semiconductors
96,813	Knowles (a)(b)	1,784,264
	Microphones & Speakers for Mobile Devices & other Electronics
499,644	Rubicon Technology (a)(b)	514,633
	Producer of Sapphire for the Lighting, Electronics & Automotive Industries
		16,209,641
	> Financial Processors 1.2%
187,951	CoreLogic (a)	6,997,416
	Data Processing Services for Real Estate, Insurance, & Mortgages
56,832	Global Payments	6,520,335
	Credit Card Processor
		13,517,751
	> Business Information & Marketing Services 1.2%
730,182	Bankrate (a)	7,557,384
	Internet Advertising for the Insurance, Credit Card & Banking Markets
372,190	Navigant Consulting (a)	5,921,543
	Financial Consulting Firm
		13,478,927
	> Telephone & Data Services 1.1%
548,849	Lumos Networks	6,674,004
	Telephone & Fiber Optic Data Services
630,231	Boingo Wireless (a)	5,218,313
	Wi-Fi & Cellular Communications Networks
		11,892,317
	> Telecommunications Equipment 1.0%
451,293	Infinera (a)	8,827,291
	Optical Networking Equipment
147,000	CalAmp (a)	2,365,230
	Machine-to-machine Communications
		11,192,521
	> Mobile Communications 0.8%
407,454	Gogo (a)(b)	6,225,897
	Provider of Wi-Fi on Airplanes
1,939,407	Globalstar (a)	3,044,869
	Satellite Mobile Voice & Data Carrier
		9,270,766
	> Contract Manufacturing 0.7%
356,018	Sanmina (a)	7,608,105
	Electronic Manufacturing Services

	> Internet Related 0.6%
838,357	Vonage (a)	4,929,539
	Business & Consumer Internet Telephony
253,276	RetailMeNot (a)	2,086,994
	Digital Coupon Marketplace
		7,016,533
	> Computer Hardware & Related Equipment 0.5%
114,936	Rogers (a)	6,112,296
	Printed Circuit Materials & High Performance Foams
Information: Total		270,562,465

Industrial Goods & Services 21.2%
	> Machinery 18.1%
730,787	Ametek	38,234,776
	Aerospace/Industrial Instruments

COLUMBIA ACORN USASM

STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

Number of Shares		Value
	> Machinery—continued
736,284	HEICO	$33,434,656
	FAA-approved Aircraft Replacement Parts
522,655	Nordson	32,895,906
	Dispensing Systems for Adhesives & Coatings
962,092	Donaldson	27,015,543
	Industrial Air Filtration
225,300	Toro	15,892,662
	Turf Maintenance Equipment
202,973	Moog (a)	10,974,750
	Motion Control Products for Aerospace, Defense & Industrial Markets
282,269	ESCO Technologies	10,133,457
	Industrial Filtration & Advanced Measurement Equipment
184,785	Dorman Products (a)(b)	9,403,709
	Aftermarket Auto Parts Distributor
303,618	Generac (a)(b)	9,135,866
	Standby Power Generators
81,131	Middleby (a)	8,534,170
	Manufacturer of Cooking Equipment
169,023	Oshkosh Corporation	6,140,605
	Specialty Truck Manufacturer
		201,796,100
	> Industrial Materials & Specialty Chemicals 1.9%
395,515	Drew Industries	21,599,074
	RV & Manufactured Home Components

	> Electrical Components 0.4%
238,597	Thermon (a)	4,903,168
	Global Engineered Thermal Solutions

	> Construction 0.4%
395,515	PGT (a)	4,856,924
	Wind Resistant Windows & Doors

	> Industrial Distribution 0.4%
91,337	WESCO International (a)	4,244,431
	Industrial Distributor
Industrial Goods & Services: Total		237,399,697

Consumer Goods & Services 16.6%
	> Travel 3.7%
313,542	Avis Budget Group (a)	13,695,515
	Car Rental Company
513,832	Hertz (a)	8,596,409
	U.S. Rental Car Operator
81,734	Vail Resorts	8,555,915
	Ski Resort Operator & Developer
250,155	HomeAway (a)	6,639,114
	Vacation Rental Online Marketplace
72,365	Choice Hotels	3,448,192
	Franchisor of Budget Hotel Brands
		40,935,145
	> Retail 3.4%
502,188	The Fresh Market (a)(b)	11,344,427
	Specialty Food Retailer
87,523	Casey’s General Stores	9,007,867
	Owner/Operator of Convenience Stores
214,366	Blue Nile (a)	7,189,836
	Online Jewelry Retailer
138,361	Cato	4,708,425
	Women’s Apparel Retailing, Focusing on Private Labels & Low Prices
82,518	Fossil (a)	4,611,106
	Watch Designer & Retailer
193,577	Gaiam (a)	1,190,498
	Promoter of Healthy Living through Catalogs, E-Commerce & Gaiam TV
		38,052,159
	> Other Durable Goods 2.5%
190,794	Cavco Industries (a)	12,991,163
	Manufactured Homes
383,048	Select Comfort (a)	8,381,090
	Specialty Mattresses
405,415	Gentex	6,283,933
	Manufacturer of Auto Parts
		27,656,186
	> Restaurants 1.8%
243,683	Fiesta Restaurant Group (a)	11,055,897
	Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana
140,289	Papa John’s International	9,606,991
	Franchisor of Pizza Restaurants
		20,662,888
	> Other Consumer Services 1.5%
303,397	Blackhawk Network (a)	12,860,999
	Third-party Distributor of Prepaid Content, Mostly Gift Cards
507,432	Coupons.com (a)(b)	4,566,888
	Allows CPGs to Digitally Distribute Coupons, Advertising, & Trade Promotion
		17,427,887
	> Consumer Goods Distribution 1.5%
205,535	Pool	14,860,181
	Swimming Pool Supplies & Equipment Distributor
131,839	The Chefs’ Warehouse (a)	1,866,840
	Distributor of Specialty Foods to Fine Dining Restaurants
		16,727,021
	> Leisure Products 1.0%
263,238	Arctic Cat	5,838,619
	Manufacturer of ATVs & Snowmobiles
369,171	Performance Sports Group (a)	4,954,275
	Sporting Goods Manufacturer
		10,792,894
	> Furniture & Textiles 0.9%
388,754	Knoll	8,544,813
	Office Furniture
44,654	Mattress Firm (a)(b)	1,864,751
	Mattress Retailer
		10,409,564

Number of Shares		Value
	> Nondurables 0.3%
259,637	HRG Group (a)	$3,045,542
	Holding Company
Consumer Goods & Services: Total		185,709,286

Finance 13.0%
	> Banks 8.3%
427,629	Lakeland Financial	19,307,449
	Indiana Bank
537,495	MB Financial	17,543,837
	Chicago Bank
894,134	Associated Banc-Corp	16,067,588
	Midwest Bank
133,528	SVB Financial Group (a)	15,427,825
	Bank to Venture Capitalists
375,345	First Busey	7,458,105
	Illinois Bank
198,804	Hancock Holding	5,377,648
	Gulf Coast Bank
165,403	Sandy Spring Bancorp	4,330,251
	Baltimore & Washington, D.C. Bank
695,000	TrustCo Bank	4,058,800
	New York State Bank
168,031	Guaranty Bancorp	2,767,471
	Colorado Bank
		92,338,974
	> Brokerage & Money Management 1.5%
348,189	SEI Investments	16,793,155
	Mutual Fund Administration & Investment Management

	> Insurance 1.2%
504,566	Patriot National (a)	7,987,280
	Underwriting, Claims Administration & Case Management Outsourcing for Workers Comp Insurers
136,909	Allied World Assurance Company Holdings	5,225,816
	Commercial Lines Insurance/Reinsurance
		13,213,096
	> Savings & Loans 1.2%
428,644	LegacyTexas	13,065,069
	Texas Thrift

	> Diversified Financial Companies 0.4%
247,619	Leucadia National	5,016,761
	Holding Company

	> Finance Companies 0.4%
120,681	McGrath Rentcorp	3,220,976
	Mini-rental Conglomerate
61,834	World Acceptance (a)(b)	1,659,625
	Personal Loans
12,405	CAI International (a)	125,042
	International Container Leasing
		5,005,643
Finance: Total		145,432,698

Health Care 10.2%
	> Medical Supplies 3.6%
456,364	Cepheid (a)	20,627,653
	Molecular Diagnostics
115,781	Bio-Techne	10,705,111
	Maker of Consumables & Systems for the Life Science Market
329,051	VWR (a)	8,453,320
	Distributor of Lab Supplies
		39,786,084
	> Biotechnology & Drug Delivery 3.0%
119,836	Ultragenyx Pharmaceutical (a)	11,541,405
	Biotech Focused on “Ultra-Orphan” Drugs
241,227	Sarepta Therapeutics (a)(b)	7,745,799
	Biotech Focused on Rare Diseases
149,391	Seattle Genetics (a)	5,760,517
	Antibody-based Therapies for Cancer
342,159	Celldex Therapeutics (a)(b)	3,606,356
	Biotech Developing Drugs for Cancer
40,566	Agios Pharmaceuticals (a)(b)	2,863,554
	Biotech Focused on Cancer & Orphan Diseases
12,843	Intercept Pharmaceuticals (a)	2,130,140
	Biotech Developing Drugs for Several Diseases
		33,647,771
	> Health Care Services 1.4%
186,619	Medidata Solutions (a)	7,858,526
	Cloud-based Software for Drug Studies
118,317	Envision Healthcare Holdings (a)	4,352,883
	Provider of Health Care Outsourcing Services
91,233	HealthSouth	3,500,610
	Inpatient Rehabilitation Facilities & Home Health Care
		15,712,019
	> Medical Equipment & Devices 1.3%
64,229	Sirona Dental Systems (a)	5,995,135
	Manufacturer of Dental Equipment
262,701	Wright Medical Group (a)	5,521,975
	Foot & Ankle Replacement
79,119	Abaxis (b)	3,480,445
	Instruments & Tests for Vet & Medical Markets
		14,997,555
	> Pharmaceuticals 0.9%
363,878	Akorn (a)	10,372,342
	Developer, Manufacturer & Distributor of Specialty Generic Drugs
Health Care: Total		114,515,771

Other Industries 6.3%
	> Real Estate 4.4%
539,820	Extra Space Storage	41,652,511
	Self Storage Facilities
232,070	EdR	7,646,707
	Student Housing
		49,299,218

Number of Shares		Value
	> Transportation 1.9%
426,335	Rush Enterprises, Class A (a)	$10,317,307
106,560	Rush Enterprises, Class B (a)	2,483,914
	Truck Sales & Service
422,559	Heartland Express	8,425,826
	Regional Trucker
		21,227,047
Other Industries: Total		70,526,265

Energy & Minerals 1.8%
	> Oil & Gas Producers 1.3%
99,398	PDC Energy (a)	5,269,088
	Oil & Gas Producer in the United States
140,289	Carrizo Oil & Gas (a)	4,284,426
	Oil & Gas Producer
103,105	SM Energy	3,303,484
	Oil & Gas Producer
41,603	Clayton Williams (a)	1,614,613
	Oil & Gas Producer
		14,471,611
	> Mining 0.5%
50,707	Core Labs (Netherlands) (b)	5,060,558
	Oil & Gas Reservoir Consulting
Energy & Minerals: Total		19,532,169

Total Equities: 93.3% (Cost: $669,727,578)		1,043,678,351	(c)

Short-Term Investments 8.5%
94,766,116	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	94,766,116

Total Short-Term Investments: 8.5% (Cost: $94,766,116)		94,766,116

Securities Lending Collateral 3.2%
35,653,438	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	35,653,438

Total Securities Lending Collateral: 3.2% (Cost: $35,653,438)		35,653,438

Total Investments: 105.0% (Cost: $800,147,132)(e)		1,174,097,905	(f)

Obligation to Return Collateral for Securities Loaned: (3.2)%		(35,653,438)

Cash and Other Assets Less Liabilities: (1.8)%		(20,159,484)

Net Assets: 100.0%		$1,118,284,983

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)    Non-income producing security.

(b)    All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $35,262,900.

(c)     On September 30, 2015, the market value of foreign securities represented 0.45% of total net assets. The Fund’s foreign portfolio was diversified as follows:

		Percentage
Country	Value	of Net Assets
Netherlands	$5,060,558	0.45

(d)    Investment made with cash collateral received from securities lending activity.

(e)     At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $800,147,132 and net unrealized appreciation was $373,950,773 consisting of gross unrealized appreciation of $429,389,779 and gross unrealized depreciation of $55,439,006.

(f)      Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

> Notes to Statement of Investments

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investment Type	(Level 1)	(Level 2)	(Level 3)	Total

Equities
Information	$270,562,465	$—	$—	$270,562,465
Industrial Goods & Services	237,399,697	—	—	237,399,697
Consumer Goods & Services	185,709,286	—	—	185,709,286
Finance	145,432,698	—	—	145,432,698
Health Care	114,515,771	—	—	114,515,771
Other Industries	70,526,265	—	—	70,526,265
Energy & Minerals	19,532,169	—	—	19,532,169
Total Equities	1,043,678,351	—	—	1,043,678,351
Total Short-Term Investments	94,766,116	—	—	94,766,116
Total Securities Lending Collateral	35,653,438	—	—	35,653,438
Total Investments	$1,174,097,905	$—	$—	$1,174,097,905

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN INTERNATIONAL SELECTSM

STATEMENT OF INVESTMENTS (UNAUDITED), SEPTEMBER 30, 2015

Number of Shares		Value
Equities: 97.7%
Europe 43.5%
	> United Kingdom 10.5%
232,000	WH Smith	$5,488,981
	Newsprint, Books & General Stationery Retailer
200,000	Smith & Nephew	3,488,400
	Medical Equipment & Supplies
32,000	Whitbread	2,259,685
	UK Hotelier & Coffee Shop
18,000	Next	2,072,164
	Clothes & Home Retailer in the UK
132,000	Jardine Lloyd Thompson Group	2,034,769
	International Business Insurance Broker
122,000	Compass Group PLC	1,943,369
	Catering & Support Services
129,000	Babcock International	1,780,695
	Public Sector Outsourcer
		19,068,063
	> Germany 9.0%
976,500	Telefonica Deutschland	5,958,719
	Mobile & Fixed-line Communications in Germany
62,300	MTU Aero Engines	5,206,431
	Airplane Engine Components & Services
107,400	Wirecard (a)	5,124,972
	Online Payment Processing & Risk Management
		16,290,122
	> Switzerland 5.1%
21,040	Partners Group	7,129,551
	Private Markets Asset Management
6,600	Geberit	2,016,027
	Plumbing Systems
		9,145,578
	> France 5.0%
146,000	Eutelsat	4,470,045
	Fixed Satellite Services
111,000	Vivendi	2,620,783
	Global Media Conglomerate
16,000	Essilor International	1,946,957
	Eyeglass Lenses
		9,037,785
	> Spain 4.4%
919,000	Distribuidora Internacional de Alimentación	5,548,288
	Discount Retailer in Spain & Latin America
39,000	Viscofan	2,348,014
	Sausage Casings Maker
		7,896,302
	> Sweden 4.1%
120,000	Swedish Match	3,622,961
	Swedish Snus
62,900	Hexagon	1,918,574
	Design, Measurement & Visualization Software & Equipment
50,000	Hennes & Mauritz	1,826,176
	Discount Fashion Retailer
		7,367,711
	> Denmark 2.6%
109,500	Novozymes	4,770,388
	Industrial Enzymes

	> Norway 1.8%
453,000	Orkla	3,357,644
	Food & Brands, Aluminum, Chemicals Conglomerate

	> Netherlands 1.0%
44,000	Vopak	1,754,474
	Operator of Petroleum & Chemical Storage Terminals
Europe: Total		78,688,067

Asia 39.4%
	> Japan 23.9%
395,000	KDDI	8,841,326
	Mobile & Fixed Line Communication Service Provider in Japan
120,000	Secom	7,216,867
	Security Services
234,000	Recruit Holdings	7,016,328
	Recruitment & Media Services
160,000	Japan Tobacco	4,963,231
	Cigarettes
190,600	NGK Spark Plug	4,375,380
	Automobile Parts
208,000	Sony Financial Holdings	3,413,890
	Life Insurance, Assurance & Internet Banking
1,530	Nippon Prologis REIT	2,776,165
	Logistics REIT in Japan
1,300	Japan Retail Fund	2,515,318
	Retail REIT in Japan
133,000	Aeon Mall	2,043,057
	Suburban Shopping Mall Developer, Owner & Operator
		43,161,562
	> Singapore 5.6%
4,264,000	CapitaLand Mall Trust	5,701,693
	Singapore Commercial Property Real Estate Investment Trust
897,000	Singapore Exchange	4,437,391
	Singapore Equity & Derivatives Market Operator
		10,139,084
	> Korea 4.8%
31,200	KT&G	2,934,953
	Tobacco & Ginseng Products
11,994	CJ Corp	2,678,226
	Holding Company of Korean Consumer Conglomerate
8,500	Samsung Fire and Marine	2,007,208
7,354	Samsung Fire & Marine Preferred	1,036,063
	Non-life Insurance
		8,656,450

Number of Shares		Value
	> China 2.1%
17,000	NetEase.com - ADR	$2,042,040
	Chinese Online Gaming Services
1,327,000	China Everbright International	1,864,197
	Municipal Waste Operator
		3,906,237
	> Hong Kong 1.6%
123,726	Hong Kong Exchanges and Clearing	2,838,398
	Hong Kong Equity & Derivatives Market Operator

	> Taiwan 1.4%
32,000	Largan Precision	2,497,438
	Mobile Device Camera Lenses & Modules
Asia: Total		71,199,169

Other Countries 14.1%
	> South Africa 5.8%
61,000	Naspers	7,617,726
	Media in Africa, China, Russia & other Emerging Markets
618,552	Coronation Fund Managers	2,914,115
	South African Fund Manager
		10,531,841
	> Canada 5.3%
49,271	CCL Industries	6,916,400
	Global Label Converter
85,000	Vermilion Energy (a)	2,736,943
	Canadian Exploration & Production Company
		9,653,343
	> Australia 2.1%
204,000	Amcor	1,897,171
	Global Leader in Flexible & Rigid Packaging
525,000	IAG	1,795,041
	General Insurance Provider
		3,692,212
	> United States 0.9%
27,000	Anadarko Petroleum	1,630,530
	Worldwide Production of Oil & Gas
Other Countries: Total		25,507,926

Latin America 0.7%
	> Uruguay 0.7%
191,666	Union Agriculture Group (b)(c)(d)	1,261,162
	Farmland Operator in Uruguay
Latin America: Total		1,261,162

Total Equities: 97.7% (Cost: $160,786,851)		176,656,324	(e)

Short-Term Investments 2.3%
4,096,481	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	4,096,481
Total Short-Term Investments: 2.3% (Cost: $4,096,481)		4,096,481

Securities Lending Collateral 3.3%
6,046,604	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	6,046,604
Total Securities Lending Collateral: 3.3% (Cost: $6,046,604)		6,046,604

Total Investments: 103.3% (Cost: $170,929,936)(g)		186,799,409	(h)

Obligation to Return Collateral for Securities Loaned: (3.3)%		(6,046,604)

Cash and Other Assets Less Liabilities: —%		39,100

Net Assets: 100.0%		$180,791,905

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $5,882,988.

(b)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2015, the market value of this security amounted to $1,261,162, which represented 0.70% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	191,666	$2,200,000	$1,261,162

(c)          Non-income producing security.

> Notes to Statement of Investments

(d)         Illiquid security.

(e)          On September 30, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$43,161,562	23.9
Euro	34,978,683	19.4
British Pound	19,068,063	10.5
South African Rand	10,531,841	5.8
Singapore Dollar	10,139,084	5.6
Canadian Dollar	9,653,343	5.3
Swiss Franc	9,145,578	5.1
Other currencies less than 5% of total net assets	39,978,170	22.1
Total Equities	$176,656,324	97.7

(f)           Investment made with cash collateral received from securities lending activity.

(g)          At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $170,929,936 and net unrealized appreciation was $15,869,473 consisting of gross unrealized appreciation of $28,062,280 and gross unrealized depreciation of $12,192,807.

(h)         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

At September 30, 2015, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	95,175,500	$7,000,000	10/15/15	$148,080

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD - U.S. Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

> Notes to Statement of Investments

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$78,688,067	$—	$78,688,067
Asia	2,042,040	69,157,129	—	71,199,169
Other Countries	11,283,873	14,224,053	—	25,507,926
Latin America	—	—	1,261,162	1,261,162
Total Equities	13,325,913	162,069,249	1,261,162	176,656,324
Total Short-Term Investments	4,096,481	—	—	4,096,481
Total Securities Lending Collateral	6,046,604	—	—	6,046,604
Total Investments	$23,468,998	$162,069,249	$1,261,162	$186,799,409
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	148,080	—	148,080
Total	$23,468,998	$162,217,329	$1,261,162	$186,947,489

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL SELECTSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At September 30, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Information
Financial Processors	$12,400,761	6.8
Internet Related	9,659,766	5.3
Mobile Communications	8,841,326	4.9
Advertising	7,016,328	3.9
Telephone & Data Services	5,958,719	3.3
Satellite Broadcasting & Services	4,470,045	2.5
Telecommunications Equipment	2,497,438	1.4
Business Software	1,918,574	1.1
	52,762,957	29.2
> Consumer Goods & Services
Retail	14,935,609	8.3
Nondurables	14,814,584	8.2
Food & Beverage	5,970,975	3.3
Other Durable Goods	4,375,380	2.4
Restaurants	4,203,054	2.3
Other Consumer Services	2,620,783	1.5
	46,920,385	26.0
> Industrial Goods & Services
Other Industrial Services	12,423,298	6.9
Industrial Materials & Specialty Chemicals	6,667,559	3.7
Conglomerates	6,035,870	3.3
Construction	2,016,027	1.1
Waste Management	1,864,197	1.0
Outsourcing Services	1,780,695	1.0
	30,787,646	17.0
> Finance
Insurance	10,286,971	5.7
Brokerage & Money Management	10,043,666	5.5
	20,330,637	11.2
> Other Industries
Real Estate	13,036,233	7.2
	13,036,233	7.2
> Energy & Minerals
Oil & Gas Producers	4,367,473	2.4
Oil Refining, Marketing & Distribution	1,754,474	1.0
Agricultural Commodities	1,261,162	0.7
	7,383,109	4.1
> Health Care
Medical Equipment & Devices	5,435,357	3.0
	5,435,357	3.0

Total Equities:	176,656,324	97.7
Short-Term Investments:	4,096,481	2.3
Securities Lending Collateral:	6,046,604	3.3
Total Investments:	186,799,409	103.3

Obligation to Return Collateral for Securities Loaned:	(6,046,604)	(3.3)
Cash and Other Assets Less Liabilities:	39,100	0.0
Net Assets:	$180,791,905	100.0

COLUMBIA ACORN SELECTSM

STATEMENT OF INVESTMENTS (UNAUDITED), SEPTEMBER 30, 2015

Number of Shares		Value
Equities: 98.5%
Industrial Goods & Services 31.2%
	> Machinery 16.8%
578,711	Ametek	$30,278,159
	Aerospace/Industrial Instruments
776,657	Donaldson	21,808,529
	Industrial Air Filtration
267,230	Nordson	16,819,456
	Dispensing Systems for Adhesives & Coatings
328,030	Generac (a)(b)	9,870,423
	Standby Power Generators
		78,776,567
	> Other Industrial Services 9.9%
794,620	LKQ (a)	22,535,423
	Alternative Auto Parts Distribution
291,687	Expeditors International of Washington	13,723,874
	International Freight Forwarder
193,695	Robert Half International	9,909,436
	Temporary & Permanent Staffing in Finance, Accounting & other Professions
		46,168,733
	> Industrial Distribution 2.9%
151,705	Airgas	13,551,807
	Industrial Gas Distributor
	> Outsourcing Services 1.6%
312,342	Quanta Services (a)	7,561,800
	Electrical Transmission & Pipeline Contracting Services
Industrial Goods & Services: Total		146,058,907
Information 22.8%
	> Business Software 5.1%
70,657	Ultimate Software (a)	12,648,310
	Human Capital Management Systems
130,558	Ansys (a)	11,507,382
	Simulation Software for Engineers & Designers
		24,155,692
	> Computer Hardware & Related Equipment 2.9%
266,095	Amphenol	13,560,201
	Electronic Connectors
	> Mobile Communications 2.7%
161,161	Crown Castle International	12,710,768
	Communications Towers
	> Telecommunications Equipment 2.7%
108,347	F5 Networks (a)	12,546,583
	Internet Traffic Management Equipment
	> Business Information & Marketing Services 2.4%
1,080,494	Bankrate (a)	11,183,113
	Internet Advertising for the Insurance, Credit Card & Banking Markets
	> Instrumentation 2.4%
38,799	Mettler-Toledo International (a)	11,047,627
	Laboratory Equipment
	> Internet Related 1.9%
1,548,771	Vonage (a)	9,106,773
	Business & Consumer Internet Telephony
	> Computer Services 1.9%
319,876	WNS - ADR (a)	8,940,534
	Offshore Business Process Outsourcing Services
	> Semiconductors & Related Equipment 0.8%
467,000	Atmel	3,768,690
	Microcontrollers, Radio Frequency & Memory Semiconductors
Information: Total		107,019,981
Consumer Goods & Services 16.1%
	> Retail 5.3%
630,647	The Fresh Market (a)(b)	14,246,316
	Specialty Food Retailer
185,236	Fossil (a)	10,350,987
	Watch Designer & Retailer
		24,597,303
	> Travel 3.5%
158,306	Vail Resorts	16,571,472
	Ski Resort Operator & Developer
	> Other Durable Goods 3.0%
899,664	Gentex	13,944,792
	Manufacturer of Auto Parts
	> Other Consumer Services 2.3%
252,795	Blackhawk Network (a)	10,715,980
	Third-party Distributor of Prepaid Content, Mostly Gift Cards
	> Leisure Products 1.9%
75,650	Polaris Industries	9,068,166
	Leisure Vehicles & Related Products
	> Food & Beverage 0.1%
2,539,770	GLG Life Tech (Canada) (a)(b)(c)	551,917
	Producer of an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		75,449,630
Finance 11.5%
	> Brokerage & Money Management 5.9%
350,151	SEI Investments	16,887,783
	Mutual Fund Administration & Investment Management
317,937	Eaton Vance	10,625,454
	Specialty Mutual Funds
		27,513,237
	> Insurance 3.0%
737,866	CNO Financial Group	13,879,260
	Life, Long-term Care & Medical Supplement Insurance

Number of Shares		Value
	> Banks 2.6%
689,605	Associated Banc-Corp	$12,392,202
	Midwest Bank
Finance: Total		53,784,699
Health Care 6.4%
	> Medical Supplies 3.6%
209,466	Cepheid (a)	9,467,863
	Molecular Diagnostics
283,603	VWR (a)	7,285,761
	Distributor of Lab Supplies
		16,753,624
	> Medical Equipment & Devices 2.2%
186,643	Align Technology (a)	10,593,857
	Invisalign System to Correct Malocclusion (Crooked Teeth)
	> Biotechnology & Drug Delivery 0.6%
28,686	Ultragenyx Pharmaceutical (a)	2,762,749
	Biotech Focused on “Ultra-Orphan” Drugs
Health Care: Total		30,110,230
Other Industries 5.5%
	> Real Estate 5.5%
328,749	EdR	10,832,280
	Student Housing
115,626	Extra Space Storage	8,921,702
	Self Storage Facilities
104,814	Post Properties	6,109,608
	Multifamily Properties
		25,863,590
Other Industries: Total		25,863,590
Energy & Minerals 5.0%
	> Agricultural Commodities 2.5%
1,742,424	Union Agriculture Group (Uruguay) (a)(d)(e)	11,465,150
	Farmland Operator in Uruguay
	> Mining 1.7%
79,999	Core Labs (Netherlands) (b)	7,983,900
	Oil & Gas Reservoir Consulting
	> Oil & Gas Producers 0.8%
108,492	Carrizo Oil & Gas (a)	3,313,346
	Oil & Gas Producer
22,500,000	Canadian Overseas Petroleum (Canada) (a)(e)	640,689
	Oil & Gas Exploration Offshore West Africa
		3,954,035
Energy & Minerals: Total		23,403,085

Total Equities: 98.5% (Cost: $392,586,822)		461,690,122	(f)

Short-Term Investments 2.4%
11,047,991	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	11,047,991
Total Short-Term Investments: 2.4% (Cost: $11,047,991)		11,047,991

Securities Lending Collateral 4.8%
22,305,179	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	22,305,179
Total Securities Lending Collateral: 4.8% (Cost: $22,305,179)		22,305,179

Total Investments: 105.7% (Cost: $425,939,992)(h)		495,043,292	(i)

Obligation to Return Collateral for Securities Loaned: (4.8)%		(22,305,179)

Cash and Other Assets Less Liabilities: (0.9)%		(4,223,713)

Net Assets: 100.0%		$468,514,400

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $22,308,347.

(c)          An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2015, are as follows:

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/15	Value	Dividend
Canadian Overseas Petroleum (1)	22,500,000	—	—	22,500,000	$640,689	$—
GLG Life Tech	1,500,000	1,224,770	185,000	2,539,770	551,917	—
Petrodorado Energy (1)	3,370,000	—	3,370,000	—	—	—
Total of Affiliated Transactions	27,370,000	1,224,770	3,555,000	25,039,770	$1,192,606	$—

(1) At September 30, 2015, the Fund owned less than five percent of the company’s outstanding voting shares.

> Notes to Statement of Investments

The aggregate cost and value of these companies at September 30, 2015, was $8,092,624 and $551,917, respectively. Investments in affiliated companies represented 0.12% of the Fund’s total net assets at September 30, 2015.

(d)         Illiquid security.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2015, the market value of these securities amounted to $12,105,839, which represented 2.58% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$11,465,150
Canadian Overseas Petroleum	11/24/10	22,500,000	9,596,330	640,689
			$29,596,330	$12,105,839

(f)           On September 30, 2015, the market value of foreign securities represented 4.41% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Uruguay	$11,465,150	2.45
Netherlands	7,983,900	1.70
Canada	1,192,606	0.26
Total Foreign Portfolio	$20,641,656	4.41

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $425,939,992 and net unrealized appreciation was $69,103,300 consisting of gross unrealized appreciation of $118,722,070 and gross unrealized depreciation of $49,618,770.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$146,058,907	$—	$—	$146,058,907
Information	107,019,981	—	—	107,019,981
Consumer Goods & Services	75,449,630	—	—	75,449,630
Finance	53,784,699	—	—	53,784,699
Health Care	30,110,230	—	—	30,110,230
Other Industries	25,863,590	—	—	25,863,590
Energy & Minerals	11,297,246	640,689	11,465,150	23,403,085
Total Equities	449,584,283	640,689	11,465,150	461,690,122
Total Short-Term Investments	11,047,991	—	—	11,047,991
Total Securities Lending Collateral	22,305,179	—	—	22,305,179
Total Investments	$482,937,453	$640,689	$11,465,150	$495,043,292

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ended September 30, 2015, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Equities
Energy & Minerals	$15,908,331	$—	$(4,443,181)	$—	$—	$—	$—	$11,465,150

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $4,443,181.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Energy & Minerals	$11,465,150	Market Comparable Companies	Discount for Lack of Marketability	7%–23%

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA THERMOSTAT FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), SEPTEMBER 30, 2015

Number of Shares		Value

	> Affiliated Bond Funds 65.1%
29,230,037	Columbia Short Term Bond Fund, Class I Shares (a)	$290,546,564
15,942,467	Columbia Intermediate Bond Fund, Class I Shares (a)	146,032,995
26,433,185	Columbia U.S. Government Mortgage Fund, Class I Shares (a)	145,118,188
14,953,512	Columbia Income Opportunities Fund, Class I Shares (a)	141,609,757

Total Affiliated Bond Funds: (Cost: $724,707,807)		723,307,504

	> Affiliated Stock Funds 34.5%
1,970,586	Columbia Acorn International, Class I Shares (a)	77,266,688
4,405,453	Columbia Dividend Income Fund, Class I Shares (a)	76,742,995
3,691,070	Columbia Contrarian Core Fund, Class I Shares (a)	76,405,144
2,296,396	Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	38,464,627
1,905,751	Columbia Acorn Select, Class I Shares (a)(b)	38,153,146
1,918,512	Columbia Large Cap Enhanced Core Fund, Class I Shares (a)	38,120,840
1,295,195	Columbia Acorn Fund, Class I Shares (a)(b)	38,013,960

Total Affiliated Stock Funds: (Cost: $374,647,050)		383,167,400

	> Short-Term Investments 0.4%
4,370,209	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	4,370,209

Total Short-Term Investments: (Cost: $4,370,209)		4,370,209

Total Investments: 100.0% (Cost: $1,103,725,066)(c)		1,110,845,113	(d)

Cash and Other Assets Less Liabilities: —%		457,595

Net Assets: 100.0%		$1,111,302,708

> Notes to Statement of Investments

(a)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2015, are as follows:

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/15	Value	Dividend
Columbia Short Term Bond Fund, Class I Shares	42,849,246	5,207,106	18,826,315	29,230,037	$290,546,564	$3,054,592
Columbia Intermediate Bond Fund, Class I Shares	28,994,280	3,263,471	16,315,284	15,942,467	146,032,995	4,044,445
Columbia U.S. Government Mortgage Fund, Class I Shares	28,883,507	9,759,570	12,209,892	26,433,185	145,118,188	3,883,346
Columbia Income Opportunities Fund, Class I Shares	21,780,174	2,989,721	9,816,383	14,953,512	141,609,757	7,098,020
Columbia Acorn International, Class I Shares	898,450	1,734,602	662,466	1,970,586	77,266,688	—
Columbia Dividend Income Fund, Class I Shares	1,962,468	4,083,835	1,640,850	4,405,453	76,742,995	1,054,854
Columbia Contrarian Core Fund, Class I Shares	1,291,662	3,692,054	1,292,646	3,691,070	76,405,144	—
Columbia Select Large Cap Growth Fund, Class I Shares	1,023,561	2,226,817	953,982	2,296,396	38,464,627	—
Columbia Acorn Select, Class I Shares	836,113	1,807,777	738,139	1,905,751	38,153,146	—
Columbia Large Cap Enhanced Core Fund, Class I Shares	870,296	1,775,846	727,630	1,918,512	38,120,840	207,636
Columbia Acorn Fund, Class I Shares	879,308	1,039,936	624,049	1,295,195	38,013,960	—
Total of Affiliated Transactions	130,269,065	37,580,735	63,807,636	104,042,164	$1,106,474,904	$19,342,893

The aggregate cost and value of these companies at September 30, 2015, was $1,099,354,857 and $1,106,474,904, respectively. Investments in affiliated companies represented 99.6% of the Fund’s total net assets at September 30, 2015.

(b)         Non-income producing security.

(c)          At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $1,103,725,066 and net unrealized appreciation was $7,120,047 consisting of gross unrealized appreciation of $13,708,862 and gross unrealized depreciation of $6,588,815.

(d)         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$723,307,504	$—	$—	$723,307,504
Total Affiliated Stock Funds	383,167,400	—	—	383,167,400
Total Short-Term Investments	4,370,209	—	—	4,370,209
Total Investments	$1,110,845,113	$—	$—	$1,110,845,113

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN EMERGING MARKETS FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), SEPTEMBER 30, 2015

Number of Shares		Value

Equities: 94.0%
Asia 69.1%
	> China 16.3%
3,947,000	CAR Inc (a)(b)	$5,713,246
	Consolidator of Chinese Auto Rental Sector
183,613	BitAuto - ADR (a)	5,466,159
	Automotive Information Website for Buyers & Dealers
3,580,000	TravelSky Technology	4,527,863
	Chinese Air Travel Transaction Processor
11,951,000	Sihuan Pharmaceutical Holdings Group (c)	4,498,634
	Chinese Generic Drug Manufacturer
134,000	51job - ADR (a)(b)	3,671,600
	Integrated Human Resource Services
3,757,000	CapitaLand Retail China Trust	3,610,635
	China Commercial Property Real Estate Investment Trust
2,200,000	Phoenix Healthcare Group	3,591,119
	Private Hospital Management Group
2,488,000	China Everbright International	3,495,193
	Municipal Waste Operator
8,032,000	AMVIG Holdings	3,345,862
	Chinese Tobacco Packaging Material Supplier
4,140,000	Xinhua Winshare Publishing	3,273,161
	Sichuan Publisher, Distributor & Retailer
15,338,000	Jiangnan Group	3,161,464
	Cable & Wire Manufacturer
8,230,000	NewOcean Energy	3,109,563
	Southern China Liquefied Petroleum Gas Distributor
1,086,300	Shanghai Industrial	2,409,961
	Shanghai State Owned Enterprise
		49,874,460
	> India 13.8%
2,422,982	Zee Entertainment Enterprises	14,553,542
	Indian Programmer of Pay Television Content
1,737,269	Adani Ports & Special Economic Zone	7,936,288
	Indian West Coast Shipping Port
380,700	Colgate Palmolive India	5,583,449
	Consumer Products in Oral Care
318,483	United Breweries	4,288,665
	Indian Brewer
175,000	Container Corporation of India	3,961,761
	Railway Cargo Services
730,342	Bharti Infratel	3,957,347
	Communications Towers
110,352	Amara Raja	1,738,079
	Indian Maker of Auto & Industrial Batteries, Mostly for the Replacement Market
		42,019,131
	> Taiwan 13.0%
3,050,000	Far EasTone Telecom	6,577,898
	Mobile Operator in Taiwan
420,000	St. Shine Optical	5,153,114
	Disposable Contact Lens Original Equipment Manufacturer
431,000	Silergy	4,211,704
	Chinese Provider of Analog & Mixed Digital Integrated Circuits
575,988	Advantech	3,955,397
	Industrial PC & Components
3,243,000	Vanguard International Semiconductor	3,693,537
	Semiconductor Foundry
277,156	Voltronic Power	3,606,668
	Uninterruptible Power Supply Products
340,000	Ginko International	3,423,838
	Contact Lens Maker in China
40,000	Largan Precision	3,121,798
	Mobile Device Camera Lenses & Modules
500,000	President Chain Store	3,118,341
	Convenience Chain Store Operator in Taiwan
881,000	Novatek Microelectronics	2,765,980
	Display Related Integrated Circuit Designer
		39,628,275
	> Indonesia 6.4%
59,081,400	MNC Sky Vision (a)	5,994,180
	Satellite Pay TV Operator in Indonesia
22,620,000	Surya Citra Media	4,253,449
	Free to Air TV Station in Indonesia
10,000,000	Link Net (a)	3,072,172
	Fixed Broadband & Cable TV Service Provider
2,761,700	Matahari Department Store	3,050,329
	Department Store Chain in Indonesia
4,074,200	Tower Bersama Infrastructure (a)	1,821,938
	Communications Towers
45,639,400	Arwana Citramulia	1,392,121
	Ceramic Tiles for Home Decoration
		19,584,189
	> Philippines 5.1%
56,400,000	RFM Corporation	4,827,471
	Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in the Philippines
6,742,200	Puregold Price Club	4,471,720
	Supermarket Operator in the Philippines
2,150,090	Robinsons Retail Holdings	3,363,137
	Multi-format Retailer in the Philippines
34,926,300	Melco Crown (Philippines) Resorts (a)	2,792,145
	Integrated Resort Operator in Manila
		15,454,473
	> Thailand 4.2%
8,732,800	Samui Airport Property Fund	4,667,759
	Thai Airport Operator
8,700,000	Mega Lifesciences	4,395,612
	Manufacturer of Health Supplements & Pharmaceutical Products

Number of Shares		Value

	> Thailand—continued
13,870,500	Home Product Center	$2,621,620
	Home Improvement Retailer
1,167,300	Robinson Department Store	1,226,081
	Department Store Operator in Thailand
		12,911,072
	> Korea 2.9%
241,088	Koh Young Technology	6,992,414
	Inspection Systems for Printed Circuit Boards
4,038	KCC	1,410,729
	Paint & Housing Material Manufacturer
27,983	CJ Hellovision	265,278
	Cable TV, Broadband & Mobile Virtual Network Operator
343	Nongshim Holdings	42,249
	Holding Company of Food Conglomerate
		8,710,670
	> Hong Kong 2.6%
3,594,000	Vitasoy International	5,314,449
	Hong Kong Soy Food Brand
2,114,000	Melco International	2,598,850
	Macau Casino Operator
		7,913,299
	> Malaysia 2.1%
10,000,000	7-Eleven Malaysia Holdings	3,366,033
	Exclusive 7-Eleven Franchisor for Malaysia
4,800,000	Astro Malaysia Holdings	3,077,379
	Pay TV Operator in Malaysia
		6,443,412
	> Singapore 1.8%
5,400,000	SIIC Environment (a)	3,190,878
	Waste Water Treatment Operator
1,386,000	Petra Foods	2,446,746
	Chocolate Manufacturer in Southeast Asia
		5,637,624
	> Cambodia 0.9%
4,715,000	Nagacorp	2,835,339
	Casino & Entertainment Complex in Cambodia
Asia: Total		211,011,944

Latin America 10.1%
	> Mexico 4.3%
3,748,000	Qualitas (a)	5,152,561
	Auto Insurer in Mexico & Central America
30,525	Grupo Aeroportuario del Sureste - ADR	4,648,042
	Mexican Airport Operator
2,747,000	Hoteles City Express (a)	3,542,440
	Budget Hotel Operator in Mexico
		13,343,043

	> Brazil 3.4%
595,970	Localiza Rent a Car	3,670,976
	Car Rental
1,471,400	Odontoprev	3,633,499
	Dental Insurance
280,000	Linx	3,041,897
	Retail Management Software in Brazil
		10,346,372
	> Colombia 1.7%
5,494,871	Isagen	5,125,074
	Colombian Electricity Provider

	> Chile 0.7%
913,508	Forus	2,055,027
	Multi-brand Latin American Wholesaler & Retailer
Latin America: Total		30,869,516

Other Countries 7.8%
	> South Africa 4.4%
1,665,833	Coronation Fund Managers	7,848,053
	South African Fund Manager
1,929,663	Rand Merchant Insurance	5,767,337
	Directly Sold Property & Casualty Insurance; Holdings in other Insurers
		13,615,390
	> Egypt 2.2%
975,991	Commercial International Bank of Egypt	6,630,891
	Private Universal Bank in Egypt
	> United States 1.2%
158,000	Bladex	3,657,700
	Latin American Trade Financing House
Other Countries: Total		23,903,981

Europe 7.0%
	> United Kingdom 3.5%
7,207,000	Cable and Wireless	6,039,922
	Telecommunications Service Provider in the Caribbean
736,860	PureCircle (a)	4,737,409
	Natural Sweeteners
		10,777,331
	> Kazakhstan 2.5%
1,268,483	Halyk Savings Bank of Kazakhstan - GDR (b)	7,496,734
	Retail Bank & Insurer in Kazakhstan
	> Finland 1.0%
180,000	Tikkurila	2,986,809
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
Europe: Total		21,260,874

Total Equities: 94.0% (Cost: $349,288,967)		287,046,315	(d)

Number of Shares		Value

Short-Term Investments 5.3%
16,245,671	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	$16,245,671
Total Short-Term Investments: 5.3% (Cost: $16,245,671)		16,245,671

Securities Lending Collateral 1.3%
3,979,700	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (e)	3,979,700

Total Securities Lending Collateral: 1.3% (Cost: $3,979,700)		3,979,700

Total Investments: 100.6% (Cost: $369,514,338)(f)		307,271,686	(g)

Obligation to Return Collateral for Securities Loaned: (1.3)%		(3,979,700)

Cash and Other Assets Less Liabilities: 0.7%		2,170,734

Net Assets: 100.0%		$305,462,720

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $3,768,609.

(c)          Illiquid security.

(d)         On September 30, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Hong Kong Dollar	$47,874,704	15.7
Indian Rupee	42,019,131	13.8
Taiwan Dollar	39,628,275	13.0
U.S. Dollar	24,940,235	8.2
Indonesian Rupiah	19,584,189	6.4
Philippine Peso	15,454,472	5.0
Other currencies less than 5% of total net assets	97,545,309	31.9
Total Equities	$287,046,315	94.0

(e)          Investment made with cash collateral received from securities lending activity.

(f)           At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $369,514,338 and net unrealized depreciation was $62,242,652 consisting of gross unrealized appreciation of $20,417,260 and gross unrealized depreciation of $82,659,912.

(g)          Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$9,137,759	$197,375,551	$4,498,634	$211,011,944
Latin America	30,869,516	—	—	30,869,516
Other Countries	3,657,700	20,246,281	—	23,903,981
Europe	—	21,260,874	—	21,260,874
Total Equities	43,664,975	238,882,706	4,498,634	287,046,315
Total Short-Term Investments	16,245,671	—	—	16,245,671
Total Securities Lending Collateral	3,979,700	—	—	3,979,700
Total Investments	$63,890,346	$238,882,706	$4,498,634	$307,271,686

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

> Notes to Statement of Investments

The following table reconciles asset balances for the period ended September 30, 2015, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Equities
Asia	$—	$—	$(3,450,678)	$—	$—	$7,949,312	$—	$4,498,634

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $3,450,678.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities Asia	$4,498,634	Float price with market index	Discount for lack of liquidity	10%-16%

Financial assets were transferred from Level 2 to Level 3 as trading halted during the period. As a result, as of period end, the Committee determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$7,949,312	$7,949,312	$—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Certain securities classified as Level 3 are valued by the Committee at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities or indicies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN EMERGING MARKETS FUNDSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At September 30, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Information
Entertainment Programming	$14,553,542	4.7
Mobile Communications	12,357,183	4.0
Semiconductors & Related Equipment	10,671,221	3.5
Internet Related	9,137,759	3.0
Satellite Broadcasting & Services	9,071,559	3.0
Business Software	7,569,760	2.5
Computer Hardware & Related Equipment	7,562,065	2.5
Instrumentation	6,992,414	2.3
Telephone & Data Services	6,039,922	2.0
TV Broadcasting	4,253,449	1.4
Cable TV	3,337,450	1.1
Telecommunications Equipment	3,121,798	1.0
	94,668,122	31.0
> Consumer Goods & Services
Retail	26,545,449	8.7
Food & Beverage	21,614,740	7.1
Travel	12,926,662	4.2
Consumer Goods Distribution	9,979,061	3.2
Casinos & Gaming	8,226,334	2.7
Other Durable Goods	1,738,079	0.6
	81,030,325	26.5
> Finance
Banks	17,785,325	5.8
Insurance	14,553,397	4.8
Brokerage & Money Management	7,848,053	2.6
	40,186,775	13.2
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	9,135,521	3.0
Other Industrial Services	7,936,288	2.6
Waste Management	3,495,193	1.2
Water	3,190,878	1.0
Electrical Components	3,161,464	1.0
Conglomerates	2,452,210	0.8
	29,371,554	9.6
> Other Industries
Transportation	13,277,562	4.3
Regulated Utilities	5,125,074	1.7
Real Estate	3,610,635	1.2
	22,013,271	7.2
> Health Care
Medical Supplies	8,576,952	2.8
Pharmaceuticals	4,498,634	1.5
Hospital Management	3,591,119	1.2
	16,666,705	5.5
> Energy & Minerals
Oil Refining, Marketing & Distribution	3,109,563	1.0
	3,109,563	1.0

Total Equities:	287,046,315	94.0
Short-Term Investments:	16,245,671	5.3
Securities Lending Collateral:	3,979,700	1.3
Total Investments:	307,271,686	100.6

Obligation to Return Collateral for Securities Loaned:	(3,979,700)	(1.3)
Cash and Other Assets Less Liabilities:	2,170,734	0.7
Net Assets:	$305,462,720	100.0

COLUMBIA ACORN EUROPEAN FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), SEPTEMBER 30, 2015

Number of Shares		Value

Equities: 95.3%
Europe 95.3%
	> United Kingdom 27.5%
1,990,765	Assura	$1,648,812
383,513	Assura Rights (b)(c)	27,557
	UK Primary Health Care Property Developer
384,788	Charles Taylor	1,429,026
	Insurance Services
27,267	Spirax Sarco	1,155,360
	Steam Systems for Manufacturing & Process Industries
1,091,240	Cable and Wireless	914,528
	Telecommunications Service Provider in the Caribbean
213,850	Cambian	910,657
	Mental Health Facilities & Programs
36,670	WH Smith	867,590
	Newsprint, Books & General Stationery Retailer
99,490	Halfords	695,025
	UK Retailer of Leisure Goods & Auto Parts
51,500	Domino’s Pizza UK & Ireland	691,811
	Pizza Delivery in the UK, Ireland & Germany
70,640	Dialight (a)	679,099
	LED Products for Hazardous & Industrial Environments
145,000	Regus	672,523
	Rental of Office Space in Full Service Business Centers
23,460	Fidessa Group	636,674
	Software for Financial Trading Systems
97,930	PureCircle (b)	629,610
	Natural Sweeteners
125,110	Polypipe	624,085
	Manufacturer of Plastic Piping & Fittings
10,760	Rightmove	593,792
	Internet Real Estate Listings
64,937	Abcam	570,736
	Online Sales of Antibodies
239,871	Connect Group	569,698
	Newspaper & Magazine Distributor
36,320	Jardine Lloyd Thompson Group	559,870
	International Business Insurance Broker
39,480	Babcock International	544,975
	Public Sector Outsourcer
48,730	Halma	531,863
	Health & Safety Sensor Technology
99,190	Ocado (b)	480,159
	Online Grocery Retailer
141,140	Elementis	476,553
	Specialty Chemicals
		15,910,003

	> Sweden 12.8%
15,131	Unibet	1,265,444
	European Online Gaming Operator
64,280	Recipharm	1,175,018
	Contract Development Manufacturing Organization
46,940	Mekonomen	1,087,982
	Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
65,250	Sweco (a)	904,306
	Engineering Consultants
31,850	Modern Times Group	818,516
	Nordic TV Broadcaster
26,343	Hexagon	803,513
	Design, Measurement & Visualization Software & Equipment
25,662	Swedish Match	774,770
	Swedish Snus
36,320	Trelleborg	574,528
	Manufacturer of Sealing, Dampening & Protective Solutions for Industry
		7,404,077
	> Germany 11.5%
31,360	Aurelius	1,456,506
	European Turnaround Investor
27,390	Wirecard (a)	1,307,011
	Online Payment Processing & Risk Management
24,150	NORMA Group	1,185,325
	Clamps for Automotive & Industrial Applications
13,200	MTU Aero Engines	1,103,128
	Airplane Engine Components & Services
1,480	Rational	591,134
	Commercial Ovens
94,780	Telefonica Deutschland	578,359
	Mobile & Fixed-line Communications in Germany
22,890	Elringklinger	439,929
	Automobile Components
		6,661,392
	> France 8.0%
34,750	Eutelsat	1,063,932
	Fixed Satellite Services
33,020	Neopost	858,951
	Postage Meter Machines
15,360	Cegedim (b)	617,877
	Medical Market Research/IT Services
1,900	Eurofins Scientific	583,204
	Food, Pharmaceuticals & Materials Screening & Testing
20,830	Bonduelle	535,335
	Producer of Canned, Deep-frozen & Fresh Vegetables
14,431	Saft	471,501
	Niche Battery Manufacturer
18,048	AKKA Technologies	466,056
	Engineering Consultancy
6,856	HiPay (a)(b)	53,856
	Micropayment & Payment Processing
		4,650,712

Number of Shares		Value

	> Netherlands 7.1%
33,820	Aalberts Industries	$999,935
	Flow Control & Heat Treatment
36,405	Arcadis	854,461
	Engineering Consultants
10,780	Gemalto	698,763
	Digital Security Solutions
35,971	Brunel	609,140
	Temporary Specialist & Energy Staffing
12,010	Vopak	478,892
	Operator of Petroleum & Chemical Storage Terminals
4,400	Core Labs (a)	439,120
	Oil & Gas Reservoir Consulting
		4,080,311
	> Finland 6.3%
92,850	Munksjo (d)	815,354
97,110	Munksjo	813,830
	Specialty Paper Maker
30,850	Konecranes (a)	770,789
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
167,120	Sponda	652,096
	Office, Retail & Logistics Properties
37,441	Tikkurila	621,273
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
		3,673,342
	> Switzerland 6.3%
4,480	Partners Group	1,518,079
	Private Markets Asset Management
3,230	Geberit	986,632
	Plumbing Systems
5,380	Panalpina Welttransport Holding	587,903
	Air & Sea Freight Forwarding
2,040	INFICON	569,341
	Gas Detection Instruments
		3,661,955
	> Spain 6.0%
263,590	Distribuidora Internacional de Alimentación	1,591,375
	Discount Retailer in Spain & Latin America
182,250	Prosegur	875,678
	Security Guards
9,070	Viscofan	546,064
	Sausage Casings Maker
13,530	Bolsas y Mercados Españoles	456,727
	Spanish Stock Markets
		3,469,844
	> Denmark 4.3%
25,640	SimCorp	1,290,188
	Software for Investment Managers
14,330	William Demant Holding (b)	1,191,064
	Manufacture & Distribution of Hearing Aids & Diagnostic Equipment
		2,481,252

	> Norway 2.9%
113,560	Atea	1,043,799
	Nordic IT Hardware/Software Reseller & Integrator
87,370	Orkla	647,588
	Food & Brands, Aluminum, Chemicals Conglomerate
		1,691,387
	> Italy 1.7%
195,200	Hera	506,466
	Northern Italian Utility
11,280	Industria Macchine Automatiche	504,171
	Food & Drugs Packaging & Machinery
		1,010,637
	> Belgium 0.9%
20,210	EVS Broadcast Equipment	522,111
	Digital Live Mobile Production Software & Systems
Europe: Total		55,217,023

Total Equities: 95.3% (Cost: $56,042,373)		55,217,023	(e)

Short-Term Investments 7.5%

4,342,051	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	4,342,051

Total Short-Term Investments: 7.5% (Cost: $4,342,051)		4,342,051

Securities Lending Collateral 3.9%

2,252,502	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	2,252,502

Total Securities Lending Collateral: 3.9% (Cost: $2,252,502)		2,252,502

Total Investments: 106.7% (Cost: $62,636,926)(g)		61,811,576	(h)

Obligation to Return Collateral for Securities Loaned: (3.9)%		(2,252,502)

Cash and Other Assets Less Liabilities: (2.8)%		(1,652,615)

Net Assets: 100.0%		$57,906,459

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $2,185,268.

(b)         Non-income producing security.

(c)          Illiquid security.

(d)         Security is traded on a Swedish exchange.

(e)          On September 30, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$22,813,874	39.4
British Pound	15,910,003	27.5
Swedish Krona	8,219,432	14.2
Swiss Franc	3,661,955	6.3
Other currencies less than 5% of total net assets	4,611,759	7.9
Total Equities	$55,217,023	95.3

(f)           Investment made with cash collateral received from securities lending activity.

(g)          At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $62,636,926 and net unrealized depreciation was $825,350 consisting of gross unrealized appreciation of $4,904,772 and gross unrealized depreciation of $5,730,122.

(h)         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                       Level 1 - quoted prices in active markets for identical securities

•                       Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                       Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which CWAM believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$439,120	$54,777,903	$—	$55,217,023
Total Equities	439,120	54,777,903	—	55,217,023
Total Short-Term Investments	4,342,051	—	—	4,342,051
Total Securities Lending Collateral	2,252,502	—	—	2,252,502
Total Investments	$7,033,673	$54,777,903	$—	$61,811,576

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN EUROPEAN FUNDSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At September 30, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Machinery	$5,635,071	9.7
Other Industrial Services	4,033,002	7.0
Industrial Materials & Specialty Chemicals	3,741,467	6.5
Outsourcing Services	3,168,372	5.5
Conglomerates	3,104,029	5.3
Construction	1,610,717	2.8
Electrical Components	1,150,600	2.0
	22,443,258	38.8
> Information
Business Software	2,730,375	4.7
Computer Services	1,661,676	2.9
Telephone & Data Services	1,492,887	2.6
Financial Processors	1,307,011	2.3
Computer Hardware & Related Equipment	1,220,874	2.1
Satellite Broadcasting & Services	1,063,932	1.8
TV Broadcasting	818,516	1.4
Internet Related	647,648	1.1
Instrumentation	531,863	0.9
	11,474,782	19.8
> Consumer Goods & Services
Retail	4,722,131	8.1
Food & Beverage	2,485,779	4.3
Casinos & Gaming	1,265,444	2.2
Restaurants	691,811	1.2
Consumer Goods Distribution	569,698	1.0
	9,734,863	16.8
> Finance
Insurance	1,988,896	3.4
Brokerage & Money Management	1,518,079	2.6
Financial Processors	456,727	0.8
	3,963,702	6.8
> Health Care
Medical Equipment & Devices	1,191,064	2.0
Pharmaceuticals	1,175,018	2.0
Health Care Services	910,657	1.6
Medical Supplies	570,736	1.0
	3,847,475	6.6
> Other Industries
Real Estate	2,328,465	4.0
Regulated Utilities	506,466	0.9
	2,834,931	4.9
> Energy & Minerals
Oil Refining, Marketing & Distribution	478,892	0.8
Mining	439,120	0.8
	918,012	1.6

Total Equities:	55,217,023	95.3
Short-Term Investments:	4,342,051	7.5
Securities Lending Collateral:	2,252,502	3.9
Total Investments:	61,811,576	106.7

Obligation to Return Collateral for Securities Loaned:	(2,252,502)	(3.9)
Cash and Other Assets Less Liabilities:	(1,652,615)	(2.8)
Net Assets:	$57,906,459	100.0

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	November 20, 2015

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	November 20, 2015